BAYFUNDS
                                                               INCOME PORTFOLIOS
                                                              & EQUITY PORTFOLIO
                                                                  ANNUAL REPORT
                                                                TO SHAREHOLDERS
                                                              DECEMBER 31, 1995


                                                                Bond Portfolio
                                                    Short Term Yield Portfolio
                                                              Equity Portfolio


                                                             Investment Shares
                                                          Institutional Shares



BAYBANKS INVESTMENT MANAGEMENT, INC.
                                                     -------------------------
-----------------------------------------
Investment Adviser


FEDERATED SECURITIES CORP.
                                                     -------------------------
-----------------------------------------
Distributor
A subsidiary of Federated Investors
                                                     -------------------------


Z00324       G00507-05 (2/96)         LOGO
PRESIDENT'S MESSAGE AND INVESTMENT REVIEW
--------------------------------------------------------------------------------

Dear Shareholder:

The investment markets of 1995 displayed remarkable strength and rewarded many investors with historically high returns. Stocks were driven by a combination of falling interest rates and the ongoing ability of corporate America to produce earnings growth in the face of a slowing economy. Specific sectors, especially technology, captivated investors with their innovative products and were driven to unprecedented levels. Indeed, many stock market averages rose to record levels with the Dow Jones Industrial Average (the "Dow") returning over 33% for calendar year 1995 and hitting 69 record highs along the way. Trading volume was intense as the average daily value of trading on the New York Stock Exchange rose to $12.2 billion and the exchange's market capitalization approached $6 trillion for the first time ever.

Despite initial expectations that 1995 would see accelerated growth and inflation, the economy began to falter and inflation eased markedly. This allowed the Federal Reserve Board (the "Fed") to ease interest rates twice in the second half of the year. The combination of these trends and an unprecedented attempt by the U.S. Congress to exercise fiscal responsibility and balance the federal budget fueled an extremely buoyant bond market. As an example, the 30-year U.S. Treasury bond generated returns in excess of 30% with its yield closing the year under 6%.

Looking ahead, it would be unwise to anticipate such strong market performance in the year ahead. During the past, the various broad stock market averages have generally provided an average annual return from 9% to 10% (7.4% for the Dow). The Dow has put in its longest run ever without a correction. The economy is expected to continue to slow, and ultimately the pace of corporate earnings growth could diminish as well. However, this near-term economic outlook implies a trend toward lower interest rates. In addition, many U.S. companies continue to excel in their industries on a global level. The outlook for 1996 remains a bit clouded as the markets struggle with these various positive and potentially negative indicators. As always, however, bear in mind that the key to successful long-term investing hinges on a diversified portfolio with constant exposure to both stocks and bonds.

I will explain in greater detail how BayBanks Investment Management, Inc., investment adviser to the BayFunds Bond Portfolio, BayFunds Short Term Yield Portfolio and BayFunds Equity Portfolio, managed these portfolios during 1995. Finally, I will briefly describe our strategies for these portfolios going forward.

PERFORMANCE OF BAYFUNDS BOND PORTFOLIO AND BAYFUNDS
SHORT TERM YIELD PORTFOLIO IN 1995

BAYFUNDS BOND PORTFOLIO

The intermediate-term sector of the bond market was decidedly bullish for most of 1995. Most market participants anticipated an easing of interest rates and were proven correct by two one-quarter percent reductions in the Federal funds target rate during the second half of the year. The bond market tended to reward investments that were relatively more sensitive to interest rate movements throughout much of the year. BayFunds Bond Portfolio recognized this trend and positioned itself throughout the year to benefit by holding securities such as bonds with solid call protection or longer maturity securities with "put" features. A typical put feature allows an investor to redeem a security at its discretion at certain intervals prior to the issue's actual maturity. The market's bias toward lower interest rates caused the portfolio's sensitivity to interest rates (i.e., duration) to increase. Specific sectors, such as shorter maturity asset-backed securities, also offered relatively greater values in the fixed income markets. The overall strategy proved effective, as the portfolio provided an attractive total return while maintaining its solid credit profile.

BAYFUNDS SHORT TERM YIELD PORTFOLIO

BayFunds Short Term Yield Portfolio, having weathered the interest rate shocks of 1994, entered 1995 looking forward to a more hospitable year. Primary concerns were to structure an investment portfolio focused on minimizing principal fluctuations while offering a competitive yield. On both counts, I believe we can report marked success. The portfolio's net asset value ("NAV") began the year at $9.15 and ended at $9.28. During the year, the degree of principal fluctuation was minimal, with the portfolio experiencing only one negative month of NAV fluctuation and averaging one and a half cents ($0.015) of positive NAV gain each month. According to Lipper Analytical Services, Inc.,* the portfolio's 12-month yield increased nearly one full percentage point and ended the reporting period at 5.87% and 5.64% for Institutional Shares and Investment Shares, respectively.** The portfolio's 30-day SEC yields for the period ended December 31, 1995 were 5.28% and 5.03% for Institutional Shares and Investment Shares, respectively.*** In light of the downward pressure on interest rates during the year, we are very satisfied that we achieved our goal of maximizing the portfolio's income stream.

The portfolio management team of BayBanks Investment Management, Inc. accomplished its goals by balancing the portfolio's strict mandate for the highest quality investments with a cautious approach toward managing its average maturity and finding relative value in the bond market. By reducing holdings such as callable U.S. government agency securities, the portfolio added increased total return potential by eliminating issues with only a limited upside. Instead, these investments were swapped into higher yielding corporate securities with solid credit profiles and AAA rated asset-backed securities. In addition, the portfolio correctly anticipated a downward trend in interest rates and consistently maintained an average maturity near the top of its allowable three year maximum range. As such, the portfolio clearly benefited from the bond market rally that transpired during much of the year.

We are satisfied with both of these portfolios' 1995 results and continued strong commitment to prudent portfolio management.

  * Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return.

 ** This 12-month yield is calculated by dividing income dividends paid during the previous 12-months by the latest net asset value adjusted for capital gains distributions.

*** Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


FUTURE STRATEGIES FOR THE BAYFUNDS BOND PORTFOLIO AND BAYFUNDS SHORT-TERM YIELD PORTFOLIO IN 1996

Market sentiment suggests that the current bias is toward further interest rate reductions. However, the degree to which the market is willing to wager on lower interest rates is highly variable. A number of "wild cards," such as the ongoing congressional budget negotiations, continue to cloud the near-term outlook. The emerging weakness of the U.S. economy ought to keep the impetus away from increasing interest rates, but a clear trend is not presently obvious.

BAYFUNDS BOND PORTFOLIO
The near-term outlook for interest rates does not appear to indicate that the market will experience the robust principal gains of the past year. As such, most of the bond market's total return will likely come from coupon payments in the year ahead. BayFunds Bond Portfolio will seek those sectors of the fixed income market that offer relatively more attractive coupons. Typically, these opportunities are found in out-of-favor sectors. This will require that a great deal of attention be devoted to credit due diligence to ensure that the portfolio meets its ongoing commitment to high quality investments. Looking forward, potential attractive investment opportunities may be found among selective issuers in the property and casualty insurance, dollar-denominated foreign issuer and mortgage-backed securities sectors. The portfolio management team at BayBanks Investment Management, Inc. will carefully select its investment course during the upcoming year and continue to provide you with a high quality, conservative bond investment.

BAYFUNDS SHORT TERM YIELD PORTFOLIO

BayFunds Short Term Yield Portfolio will continue to pursue its dual mandate of minimizing principal fluctuations while seeking a competitive yield. It will pursue those investments that fit neatly within its strict credit quality (rated A or better) and average maturity (3 years or less) qualifications. It will continue to emphasize relatively higher yielding, high quality securities such as blue chip corporate bonds, AAA rated asset-backed securities, and government issued mortgage-backed securities. A healthy allotment of U.S. Treasury securities should provide ample liquidity without any sacrifice of its strong credit profile.

PERFORMANCE OF BAYFUNDS EQUITY PORTFOLIO IN 1995

BayFunds Equity Portfolio's growth style was certainly rewarded in 1995 as evidenced by its strong total return performance.* It continued to seek faster growing, innovative companies, especially small and middle capitalization issuers, and the market recognized the value of many of its holdings. The portfolio identified certain sectors as relatively attractive or unattractive during the year. As such, its over-weighting of financial sector stocks and under-weighting of energy stocks were clearly beneficial to shareholders. Within specific sectors, the portfolio was successful in identifying exceptional companies in the technology, consumer staples, basic industries and health care sectors. Similar to 1994, its investment portfolio had nearly three and a half times the five year earnings growth and 40%

 * Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


of the median market capitalization of the Standard & Poor's 500 Stock Index,* its benchmark index. The portfolio remains fundamentally positioned as a growth stock fund and continues to offer a well developed and executed approach to participating in the evolution of quality U.S. companies.

FUTURE STRATEGY FOR BAYFUNDS EQUITY PORTFOLIO IN 1996

The stock markets rebounded strongly in 1995. It was difficult to find any sustained bearish trend throughout the year as the economy grew at a modest, non-inflationary pace and corporate earnings met or exceeded expectations. It is possible, but not likely, that the economy could continue in this highly desirable fashion. Early indicators seem to presage a discernable weakening in the overall configuration of the economy and there have been some notable earnings disappointments, especially in the technology sector. A bias toward lower interest rates may offset these negatives somewhat, but the stock markets could become very volatile at their present levels. Additional factors such as political upheaval in Washington, D.C. and the selling pressures possibly created by a potential capital gains tax cut are reason for concern as well.

Superior stock selection will be increasingly important as investors may disproportionately reward or punish companies based upon their corporate earnings outlook. The portfolio's continuing emphasis on growing companies with above average earnings potential should keep it well positioned in the year ahead. For example, we believe that within the financial and technology sectors there remain attractive investment opportunities. At the same time, adherence to our diversification mandate ensures that the portfolio will have representation across all market sectors. This strategy provides a hedge for the portfolio's shareholders in the event that any one sector loses favor with investors.

As always, I urge you to focus on your long-term investment goals and not be distracted by short-term trends. A successful ongoing investment strategy should incorporate these three fundamentals:

     - A long-term perspective on the market.

     - Risk management by diversifying investments.

     - A structured investment plan.

I invite you to contact your Investment Specialist** or Account Officer if you have any questions about the course of action that is most appropriate in helping you reach your investment goals.

Sincerely,

/s/ Richard F. Pollard
Richard F. Pollard
President
BayBanks Investment Management, Inc.
Investment Adviser to BayFunds Bond Portfolio,
  BayFunds Short Term Yield Portfolio and BayFunds Equity Portfolio

February 15, 1996

 * The Standard & Poor's 500 Stock Index is a composite index of common stocks in industry, transportation and financial and public utility companies and can be used to compare the total returns of funds whose portfolios are invested in common stocks. This index is unmanaged, and actual investments cannot be made in an index.

** Securities transactions may be effected through Investment Specialists who are registered representatives of BayBank Brokerage Services, Inc., member NASD/SIPC.


BAYFUNDS BOND PORTFOLIO--INVESTMENT SHARES
--------------------------------------------------------------------------------

            GROWTH OF $10,000 INVESTED IN BAYFUNDS BOND PORTFOLIO--
                               INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000 in BayFunds Bond Portfolio-- Investment Shares (the "Fund") from January 29, 1993 (start of performance) to December 31, 1995 compared to the Lehman Brothers Intermediate Government/Corporate Bond Index.+


GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A

                     AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 1995
         1 Year................................................ 16.08%
         Start of Performance (January 29, 1993)...............  7.15%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR FDIC INSURED AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BAYBANK, NOR ARE THEY FEDERALLY INSURED OR GUARANTEED. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Intermediate Government/Corporate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The Lehman Brothers Intermediate Government/Corporate Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


BAYFUNDS BOND PORTFOLIO--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

            GROWTH OF $10,000 INVESTED IN BAYFUNDS BOND PORTFOLIO--
                              INSTITUTIONAL SHARES

     The graph below illustrates the hypothetical investment of $10,000 in BayFunds Bond Portfolio-- Institutional Shares (the "Fund") from December 31, 1993 (start of performance) to December 31, 1995 compared to the Lehman Brothers Intermediate Government/Corporate Bond Index.+


GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX B

                     AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 1995
         1 Year............................................... 16.36%
         Start of Performance (December 31, 1993)............  6.71%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR FDIC INSURED AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BAYBANK, NOR ARE THEY FEDERALLY INSURED OR GUARANTEED. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Intermediate Government/Corporate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The Lehman Brothers Intermediate Government/Corporate Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


BAYFUNDS SHORT TERM YIELD PORTFOLIO--
INVESTMENT SHARES
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN BAYFUNDS SHORT TERM YIELD PORTFOLIO--
                               INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000 in BayFunds Short Term Yield Portfolio--Investment Shares (the "Fund") from January 29, 1993 (start of performance) to December 31, 1995 compared to the Merrill Lynch 1-3 Year Treasury Index.+


GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX C
                     AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 1995
         1 Year.............................................. 7.37%
         Start of Performance (January 29, 1993)............. 2.60%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR FDIC INSURED AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BAYBANK, NOR ARE THEY FEDERALLY INSURED OR GUARANTEED. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year Treasury Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The Merrill Lynch 1-3 Year Treasury Index is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


BAYFUNDS SHORT TERM YIELD PORTFOLIO--
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN BAYFUNDS SHORT TERM YIELD PORTFOLIO--
                              INSTITUTIONAL SHARES

     The graph below illustrates the hypothetical investment of $10,000 in BayFunds Short Term Yield Portfolio--Institutional Shares (the "Fund") from December 31, 1993 (start of performance) to December 31, 1995 compared to the Merrill Lynch 1-3 Year Treasury Index.+
GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX D

                     AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 1995
         1 Year.............................................. 7.64%
         Start of Performance (December 31, 1993).............2.08%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR FDIC INSURED AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BAYBANK, NOR ARE THEY FEDERALLY INSURED OR GUARANTEED. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year Treasury Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The Merrill Lynch 1-3 Year Treasury Index is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


BAYFUNDS EQUITY PORTFOLIO--INVESTMENT SHARES
--------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN BAYFUNDS EQUITY PORTFOLIO--
                               INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000 in BayFunds Equity Portfolio-- Investment Shares (the "Fund") from January 29, 1993 (start of performance) to December 31, 1995 compared to the Standard and Poor's 500 Stock Index (S&P 500).+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX E

                     AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 1995
         1 Year............................................... 32.24%
         Start of Performance (January 29, 1993).............. 12.87%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR FDIC INSURED AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BAYBANKS, NOR ARE THEY FEDERALLY INSURED OR GUARANTEED. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


BAYFUNDS EQUITY PORTFOLIO--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN BAYFUNDS EQUITY PORTFOLIO--
                              INSTITUTIONAL SHARES

     The graph below illustrates the hypothetical investment of $10,000 in BayFunds Equity Portfolio-- Institutional Shares (the "Fund") from December 31, 1993 (start of performance) to December 31, 1995 compared to the Standard and Poor's 500 Stock Index (S&P 500).+


GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX F

                     AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 1995
         1 Year.................................................. 32.59%
         Start of Performance (December 31, 1993)................ 13.40%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR FDIC INSURED AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BAYBANK, NOR ARE THEY FEDERALLY INSURED OR GUARANTEED. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


BAYFUNDS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                     VALUE
-----------      ----------------------------------------------------------------------   -----------
ASSET-BACKED SECURITIES--9.2%
---------------------------------------------------------------------------------------
                 AUTO LOANS--0.2%
                 ----------------------------------------------------------------------
$    84,757      Merrill Lynch & Co. Asset-Backed Corp., 1993-1, Class A2, 5.125%,
                 7/15/1998                                                                $    84,598
                 ----------------------------------------------------------------------
     21,322      Shawmut National Grantor Trust 1992-A, Class A, 5.55%, 11/15/1997             21,259
                 ----------------------------------------------------------------------   -----------
                 Total                                                                        105,857
                 ----------------------------------------------------------------------   -----------
                 BANK CREDIT CARDS--2.4%
                 ----------------------------------------------------------------------
  1,000,000      First Deposit Master Trust 1993-2, Class A, 5.75%, 6/15/2001               1,006,250
                 ----------------------------------------------------------------------
    500,000      Standard Credit Card Master Trust 1993-3, Class A, 5.50%, 2/7/2000           498,750
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      1,505,000
                 ----------------------------------------------------------------------   -----------
                 FINANCE CREDIT CARDS--6.6%
                 ----------------------------------------------------------------------
  1,960,000      Circuit City Credit Card Master Trust 1994-2, Class A, 8.00%,
                 11/15/2003                                                                 2,106,392
                 ----------------------------------------------------------------------
  1,960,000      Sears Credit Account Master Trust 1995-4, Class A, 6.25%, 1/15/2003        2,000,747
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      4,107,139
                 ----------------------------------------------------------------------   -----------
                 TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,618,249)                 5,717,996
                 ----------------------------------------------------------------------   -----------
CORPORATE BONDS--40.0%
---------------------------------------------------------------------------------------
                 AUTOMOTIVE--4.8%
                 ----------------------------------------------------------------------
  1,770,000      Chrysler Corp., 10.95%, 8/1/2017                                           1,986,082
                 ----------------------------------------------------------------------
  1,000,000      Chrysler Financial Corp. Sr. Note , 8.125%, 12/15/1996                     1,021,980
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      3,008,062
                 ----------------------------------------------------------------------   -----------
                 BANKING--8.3%
                 ----------------------------------------------------------------------
  1,990,000      First Union Corp., Sub. Note, 7.50%, 4/15/2035                             2,203,627
                 ----------------------------------------------------------------------
  1,900,000      J.P. Morgan & Co., Inc., 7.25%, 10/1/2010                                  1,975,145
                 ----------------------------------------------------------------------
  1,000,000      Norwest Corp., 6.00%, 3/15/2000                                            1,004,810
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      5,183,582
                 ----------------------------------------------------------------------   -----------



BAYFUNDS BOND PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                     VALUE
-----------      ----------------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------
                 FINANCIAL SERVICES--2.7%
                 ----------------------------------------------------------------------
$ 4,250,000      British Gas Finance Co., Zero Coupon Bond, 11/4/2021                     $   650,781
                 ----------------------------------------------------------------------
  1,000,000      Salomon, Inc., Medium Term Note, 5.26%, 2/10/1999                            998,770
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      1,649,551
                 ----------------------------------------------------------------------   -----------
                 FOREIGN BANK--0.4%
                 ----------------------------------------------------------------------
    200,000      RBSG Capital Corp., 10.125%, 3/1/2004                                        248,558
                 ----------------------------------------------------------------------   -----------
                 INSURANCE--6.5%
                 ----------------------------------------------------------------------
  2,000,000      Allmerica Financial Corp., Sr. Note, 7.625%, 10/15/2025                    2,112,960
                 ----------------------------------------------------------------------
  1,890,000      ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015                           1,962,935
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      4,075,895
                 ----------------------------------------------------------------------   -----------
                 MACHINERY, EQUIPMENT & AUTO--4.3%
                 ----------------------------------------------------------------------
  1,900,000      Caterpillar, Inc., Deb., 9.75%, 6/1/2019                                   2,181,105
                 ----------------------------------------------------------------------
    500,000      Ingersoll-Rand Co., 6.875%, 2/1/2003                                         520,385
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      2,701,490
                 ----------------------------------------------------------------------   -----------
                 MEDIA--3.3%
                 ----------------------------------------------------------------------
  2,000,000      News America Holdings, Inc., 7.70%, 10/30/2025                             2,076,020
                 ----------------------------------------------------------------------   -----------
                 RETAIL--4.0%
                 ----------------------------------------------------------------------
  1,890,000      Sears Roebuck Acceptance Corp., Note, 6.11%, 10/26/1998                    1,909,751
                 ----------------------------------------------------------------------
    500,000      Sears, Roebuck & Co., Medium Term Note, 9.46%, 6/20/2000                     568,470
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      2,478,221
                 ----------------------------------------------------------------------   -----------
                 SOVEREIGN--2.4%
                 ----------------------------------------------------------------------
  1,500,000      Korea Development Bank, 6.50%, 11/15/2002                                  1,519,020
                 ----------------------------------------------------------------------   -----------
                 TRANSPORTATION--3.3%
                 ----------------------------------------------------------------------
  1,000,000      Ryder Systems, Inc., 8.375%, 2/15/2017                                     1,052,890
                 ----------------------------------------------------------------------
    958,375      Southwest Airlines Co., 6.26%, 9/24/2012                                     971,304
                 ----------------------------------------------------------------------   -----------
                 Total                                                                      2,024,194
                 ----------------------------------------------------------------------   -----------
                 TOTAL CORPORATE BONDS (IDENTIFIED COST $24,341,843)                       24,964,593
                 ----------------------------------------------------------------------   -----------



BAYFUNDS BOND PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                     VALUE
-----------      ----------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--8.4%
---------------------------------------------------------------------------------------
$ 2,000,000      Federal Home Loan Mortgage Corp., Note, 7.74%, 6/1/2004                  $ 2,111,060
                 ----------------------------------------------------------------------
  1,000,000      Federal National Mortgage Association, Medium Term Note, 5.30%,
                 1/17/1997                                                                    998,600
                 ----------------------------------------------------------------------
  1,000,000      Federal National Mortgage Association, 9.05%, 5/10/2021                    1,077,640
                 ----------------------------------------------------------------------
  1,000,000      Tennessee Valley Authority, Medium Term Note, 7.318%, 5/31/1999            1,042,810
                 ----------------------------------------------------------------------   -----------
                 TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,017,959)                     5,230,110
                 ----------------------------------------------------------------------   -----------
U.S. TREASURY--40.3%
---------------------------------------------------------------------------------------
  1,340,000      United States Treasury Bond, 7.625%, 2/15/2025                             1,638,565
                 ----------------------------------------------------------------------
  1,990,000      United States Treasury Note, 5.625%, 11/30/2000                            2,008,029
                 ----------------------------------------------------------------------
  2,500,000      United States Treasury Note, 6.25%, 2/15/2003                              2,608,200
                 ----------------------------------------------------------------------
  7,570,000      United States Treasury Note, 6.375%, 1/15/1999                             7,805,351
                 ----------------------------------------------------------------------
  2,770,000      United States Treasury Note, 7.50%, 1/31/1997                              2,835,344
                 ----------------------------------------------------------------------
  6,800,000      United States Treasury Note, 7.50%, 2/15/2005                              7,707,392
                 ----------------------------------------------------------------------
    510,000      United States Treasury Note, 7.875%, 8/15/2001                               569,604
                 ----------------------------------------------------------------------   -----------
                 TOTAL U.S. TREASURY (IDENTIFIED COST $24,233,446)                         25,172,485
                 ----------------------------------------------------------------------   -----------
(A) REPURCHASE AGREEMENT--0.8%
---------------------------------------------------------------------------------------
    520,000      Aubrey G. Lanston and Company, Inc., 5.85%, dated 12/29/95, due
                 1/2/1996 (AT AMORTIZED COST)                                                 520,000
                 ----------------------------------------------------------------------   -----------
                 TOTAL INVESTMENTS (IDENTIFIED COST $59,731,497) (B)                      $61,605,184
                 ----------------------------------------------------------------------   -----------


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $59,741,206. The net unrealized appreciation on a federal tax basis amounts to $1,863,978, which is comprised of $1,884,103 appreciation and $20,125 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($62,431,775) at December 31,1995.

(See Notes which are an integral part of the Financial Statements)


BAYFUNDS SHORT TERM YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------      ------------------------------------------------------------------   -----------
ASSET-BACKED SECURITIES--24.4%
-----------------------------------------------------------------------------------
                 AUTO LOANS--21.1%
                 ------------------------------------------------------------------
$ 3,197,033      Ford Credit Gtd. Trust 1994-B, Class A, 7.30%, 10/15/1999            $ 3,257,968
                 ------------------------------------------------------------------
  2,266,764      Ford Motor Credit Corp. 1994-A, Class A, 6.35%, 5/15/1999              2,281,633
                 ------------------------------------------------------------------
  5,000,000      Premier Auto Trust 1994-4, Class A4, 6.45%, 5/2/1998                   5,045,200
                 ------------------------------------------------------------------
  2,348,972      World Omni Automobile Lease Securitization Trust, Class A, 6.45%,
                 9/25/2000                                                              2,365,109
                 ------------------------------------------------------------------   -----------
                 Total                                                                 12,949,910
                 ------------------------------------------------------------------   -----------
                 MANUFACTURERS HOUSE LOANS--3.3%
                 ------------------------------------------------------------------
  2,000,000      Green Tree Financial Corp., Class A3, 6.20%, 12/15/2001                2,016,250
                 ------------------------------------------------------------------   -----------
                 TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST, $14,777,232)          14,966,160
                 ------------------------------------------------------------------   -----------
CORPORATE BONDS--46.5%
-----------------------------------------------------------------------------------
                 COMMERCIAL--3.2%
                 ------------------------------------------------------------------
  1,000,000      American General Finance Corp., 7.75%, 1/15/1997                       1,020,720
                 ------------------------------------------------------------------
    975,000      Sunamerica, Inc., 5.70%, 11/9/1998                                       967,366
                 ------------------------------------------------------------------   -----------
                 Total                                                                  1,988,086
                 ------------------------------------------------------------------   -----------
                 DIVERSIFIED--3.4%
                 ------------------------------------------------------------------
  2,000,000      Philip Morris Cos., Inc., 7.375%, 2/15/1999                            2,080,840
                 ------------------------------------------------------------------   -----------
                 DOMESTIC BANKS--4.2%
                 ------------------------------------------------------------------
  1,500,000      Fleet Financial Group Inc., 7.125%, 5/1/2000                           1,569,585
                 ------------------------------------------------------------------
  1,000,000      MBNA Corp., 6.10%, 12/15/2000                                          1,012,542
                 ------------------------------------------------------------------   -----------
                 Total                                                                  2,582,127
                 ------------------------------------------------------------------   -----------
                 FINANCE--2.6%
                 ------------------------------------------------------------------
  1,500,000      Smith Barney Holdings, Inc., Unsecured Note, 7.875%, 10/1/1999         1,597,680
                 ------------------------------------------------------------------   -----------



BAYFUNDS SHORT TERM YIELD PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------      ------------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                 FINANCE -- AUTOMOTIVE--8.7%
                 ------------------------------------------------------------------
$   587,000      Chrysler Financial Corp., 10.34%, 5/15/1996                          $   596,104
                 ------------------------------------------------------------------
  1,500,000      General Motors Acceptance Corp., 6.0625%, 1/24/1996 (a)                1,499,904
                 ------------------------------------------------------------------
  1,000,000      General Motors Acceptance Corp., 6.50%, 7/25/1997                      1,011,870
                 ------------------------------------------------------------------
  2,000,000      General Motors Acceptance Corp., Deb., 9.375%, 4/1/2000                2,241,820
                 ------------------------------------------------------------------   -----------
                 Total                                                                  5,349,698
                 ------------------------------------------------------------------   -----------
                 FINANCE -- COMMERCIAL--8.7%
                 ------------------------------------------------------------------
  1,000,000      American Express Credit Corp., 6.125%, 11/15/2001                      1,012,600
                 ------------------------------------------------------------------
  3,000,000      International Lease Finance Corp., 6.75%, 5/24/1999                    3,075,330
                 ------------------------------------------------------------------
  1,250,000      Sunamerica, Inc., 6.58%, 1/15/2002                                     1,264,413
                 ------------------------------------------------------------------   -----------
                 Total                                                                  5,352,343
                 ------------------------------------------------------------------   -----------
                 FINANCE -- EQUIPMENT--0.7%
                 ------------------------------------------------------------------
    450,000      Caterpillar Finance, 5.975%, 2/29/1996 (a)                               450,502
                 ------------------------------------------------------------------   -----------
                 FINANCIAL SERVICES--2.5%
                 ------------------------------------------------------------------
  1,500,000      Dean Witter Discover, 6.12969%, 1/17/1996 (a)                          1,501,605
                 ------------------------------------------------------------------   -----------
                 FOOD & BEVERAGE--1.7%
                 ------------------------------------------------------------------
  1,000,000      Sara Lee Corp., 6.90%, 8/21/2003                                       1,057,589
                 ------------------------------------------------------------------   -----------
                 MACHINERY & EQUIPMENT--1.7%
                 ------------------------------------------------------------------
  1,000,000      Ingersoll-Rand Co., 6.45%, 8/28/1998                                   1,017,460
                 ------------------------------------------------------------------   -----------
                 MACHINERY, EQUIPMENT & AUTO--3.5%
                 ------------------------------------------------------------------
  2,000,000      Ford Motor Co., 7.50%, 11/15/1999                                      2,112,660
                 ------------------------------------------------------------------   -----------
                 RETAIL--2.3%
                 ------------------------------------------------------------------
  1,400,000      Sears, Roebuck & Co., Note, 5.49%, 9/28/1998                           1,392,706
                 ------------------------------------------------------------------   -----------
                 UTILITIES-ELECTRIC--3.3%
                 ------------------------------------------------------------------
  2,000,000      National Rural Utilities Cooperative Finance Corp., 6.25%,
                 6/15/1999                                                              2,031,626
                 ------------------------------------------------------------------   -----------
                 TOTAL CORPORATE BONDS (IDENTIFIED COST, $28,140,989)                  28,514,922
                 ------------------------------------------------------------------   -----------



BAYFUNDS SHORT TERM YIELD PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------      ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--6.5%
-----------------------------------------------------------------------------------
$ 1,000,000      Federal Home Loan Bank, 6.20%, 9/29/1999                             $ 1,008,400
                 ------------------------------------------------------------------
  1,000,000      Federal Home Loan Bank, 7.47%, 9/12/2005                               1,003,440
                 ------------------------------------------------------------------
  2,000,000      Federal National Mortgage Association, 6.14%, 7/29/1997                2,002,500
                 ------------------------------------------------------------------   -----------
                 TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST, $4,001,250)                4,014,340
                 ------------------------------------------------------------------   -----------
MORTGAGE PASS THRU BALLOON--1.6%
-----------------------------------------------------------------------------------
    962,004      Federal National Mortgage Association Pool, 8.50%, 7/1/1998
                 (IDENTIFIED COST, $993,871)                                              989,951
                 ------------------------------------------------------------------   -----------
U.S. TREASURY--12.0%
-----------------------------------------------------------------------------------
  7,000,000      United States Treasury Note, 8.50%, 7/15/1997
                 (IDENTIFIED COST, $7,330,312)                                          7,337,960
                 ------------------------------------------------------------------   -----------
(B) REPURCHASE AGREEMENTS--7.9%
-----------------------------------------------------------------------------------
    860,000      Aubrey G. Lanston and Company, Inc., 5.85%, dated 12/29/1995, due
                 1/2/1996 (AT AMORTIZED COST)                                             860,000
                 ------------------------------------------------------------------
  4,000,000      HSBC Securities, Inc., 5.90%, dated 12/29/1995, due 1/2/1996
                 (AT AMORTIZED COST)                                                    4,000,000
                 ------------------------------------------------------------------   -----------
                 Total                                                                  4,860,000
                 ------------------------------------------------------------------   -----------
                 TOTAL INVESTMENTS (IDENTIFIED COST, $60,103,654) (C)                 $60,683,333
                 ------------------------------------------------------------------   -----------


(a) Floating rate note with current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investment for federal tax purposes amounts to $60,103,654. The net unrealized appreciation of investments on a federal tax basis amounts to $579,679, which is comprised of $585,433 appreciation and $5,754 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($61,297,427) at December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


BAYFUNDS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--93.7%
----------------------------------------------------------------------------------
                AEROSPACE & DEFENSE--1.0%
                ------------------------------------------------------------------
    35,500      Loral Corp.                                                          $  1,255,813
                ------------------------------------------------------------------   ------------
                APPAREL & TEXTILES--3.4%
                ------------------------------------------------------------------
    33,075      Liz Claiborne, Inc.                                                       917,831
                ------------------------------------------------------------------
    11,225    * Nautica Enterprise, Inc.                                                  491,094
                ------------------------------------------------------------------
    15,800      Nike, Inc., Class B                                                     1,100,075
                ------------------------------------------------------------------
    26,175    * Tommy Hilfiger Corp.                                                    1,109,166
                ------------------------------------------------------------------
    14,900      Wolverine World Wide, Inc.                                                469,350
                ------------------------------------------------------------------   ------------
                Total                                                                   4,087,516
                ------------------------------------------------------------------   ------------
                AUTO PARTS MANUFACTURERS--0.3%
                ------------------------------------------------------------------
     7,800      Snap-On Tools Corp.                                                       352,950
                ------------------------------------------------------------------   ------------
                BANKS--3.9%
                ------------------------------------------------------------------
    10,150      Bank of New York Co., Inc.                                                494,812
                ------------------------------------------------------------------
    15,675      BankAmerica Corp.                                                       1,014,956
                ------------------------------------------------------------------
     6,075      Fifth Third Bancorp                                                       444,994
                ------------------------------------------------------------------
     9,050      NationsBank Corp.                                                         630,106
                ------------------------------------------------------------------
    11,300      Star Banc Corp.                                                           672,350
                ------------------------------------------------------------------
     6,225      SunTrust Banks, Inc.                                                      426,413
                ------------------------------------------------------------------
    23,350      Synovus Financial Corp.                                                   665,475
                ------------------------------------------------------------------
     1,450      Wells Fargo & Co.                                                         313,200
                ------------------------------------------------------------------   ------------
                Total                                                                   4,662,306
                ------------------------------------------------------------------   ------------
                BEVERAGE--2.6%
                ------------------------------------------------------------------
    25,800      Coca-Cola Co.                                                           1,915,650
                ------------------------------------------------------------------
    21,525      PepsiCo, Inc.                                                           1,202,709
                ------------------------------------------------------------------   ------------
                Total                                                                   3,118,359
                ------------------------------------------------------------------   ------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                CHEMICALS--2.3%
                ------------------------------------------------------------------
    27,925      Cabot Corp.                                                          $  1,504,459
                ------------------------------------------------------------------
    16,900      Hercules, Inc.                                                            952,738
                ------------------------------------------------------------------
     7,275      Union Carbide Corp.                                                       272,813
                ------------------------------------------------------------------   ------------
                Total                                                                   2,730,010
                ------------------------------------------------------------------   ------------
                CHEMICAL-SPECIALTY--1.1%
                ------------------------------------------------------------------
    12,350      Avery Dennison Corp.                                                      619,044
                ------------------------------------------------------------------
    13,450      Sigma-Aldrich Corp.                                                       665,775
                ------------------------------------------------------------------   ------------
                Total                                                                   1,284,819
                ------------------------------------------------------------------   ------------
                COAL, GAS, & PIPE--0.7%
                ------------------------------------------------------------------
    29,725      Panhandle Eastern Corp.                                                   828,584
                ------------------------------------------------------------------   ------------
                COMMUNICATION EQUIPMENT--0.8%
                ------------------------------------------------------------------
    25,200    * Andrew Corp.                                                              963,900
                ------------------------------------------------------------------   ------------
                COMPUTER RELATED--3.8%
                ------------------------------------------------------------------
    22,950    * 3Com Corp.                                                              1,070,044
                ------------------------------------------------------------------
    11,025    * Cisco Systems, Inc.                                                       822,741
                ------------------------------------------------------------------
     5,675    * Digital Equipment Corp.                                                   363,909
                ------------------------------------------------------------------
     9,400      International Business Machines Corp.                                     862,450
                ------------------------------------------------------------------
    31,600    * Sun Microsystems, Inc.                                                  1,441,750
                ------------------------------------------------------------------   ------------
                Total                                                                   4,560,894
                ------------------------------------------------------------------   ------------
                COMPUTER SERVICES--0.8%
                ------------------------------------------------------------------
     8,850      Computer Associates International, Inc.                                   503,344
                ------------------------------------------------------------------
    18,500      National Data Corp.                                                       457,875
                ------------------------------------------------------------------   ------------
                Total                                                                     961,219
                ------------------------------------------------------------------   ------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                COMPUTER SOFTWARE--2.5%
                ------------------------------------------------------------------
     5,675    * Adobe System, Inc.                                                   $    351,850
                ------------------------------------------------------------------
    15,250    * Cabletron Systems, Inc.                                                 1,235,250
                ------------------------------------------------------------------
     5,250    * Fiserv, Inc.                                                              157,500
                ------------------------------------------------------------------
     3,550    * Microsoft Corp.                                                           311,512
                ------------------------------------------------------------------
    22,725    * Oracle Corp.                                                              962,972
                ------------------------------------------------------------------   ------------
                Total                                                                   3,019,084
                ------------------------------------------------------------------   ------------
                CONSTRUCTION--1.5%
                ------------------------------------------------------------------
    31,469      Clayton Homes, Inc.                                                       672,645
                ------------------------------------------------------------------
     9,500      Crane Co.                                                                 350,313
                ------------------------------------------------------------------
    10,700      Oakwood Homes Corp.                                                       410,613
                ------------------------------------------------------------------
    17,325    * Toll Brothers, Inc.                                                       398,475
                ------------------------------------------------------------------   ------------
                Total                                                                   1,832,046
                ------------------------------------------------------------------   ------------
                CONTAINERS--1.0%
                ------------------------------------------------------------------
    39,350    * Sealed Air Corp.                                                        1,106,719
                ------------------------------------------------------------------   ------------
                COSMETICS/TOILETRIES--1.2%
                ------------------------------------------------------------------
    27,200      Gillette Co.                                                            1,417,800
                ------------------------------------------------------------------   ------------
                DIVERSIFIED--1.4%
                ------------------------------------------------------------------
    13,200      Loews Corp.                                                             1,034,550
                ------------------------------------------------------------------
    14,400    * Primark Corp.                                                             432,000
                ------------------------------------------------------------------
     9,750      Teledyne, Inc.                                                            249,844
                ------------------------------------------------------------------   ------------
                Total                                                                   1,716,394
                ------------------------------------------------------------------   ------------
                DRUGS--4.8%
                ------------------------------------------------------------------
    27,700    * Amgen, Inc.                                                             1,644,688
                ------------------------------------------------------------------
     7,128      Cardinal Health, Inc.                                                     390,258
                ------------------------------------------------------------------
    10,500      Merck & Co., Inc.                                                         690,375
                ------------------------------------------------------------------
    11,150      Omnicare, Inc.                                                            498,962
                ------------------------------------------------------------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                DRUGS--CONTINUED
                ------------------------------------------------------------------
    21,250      Pfizer, Inc.                                                         $  1,338,750
                ------------------------------------------------------------------
    21,675      Schering Plough Corp.                                                   1,186,706
                ------------------------------------------------------------------   ------------
                Total                                                                   5,749,739
                ------------------------------------------------------------------   ------------
                ELECTRIC POWER--3.2%
                ------------------------------------------------------------------
    21,800      American Electric Power Co., Inc.                                         882,900
                ------------------------------------------------------------------
    11,850      FPL Group, Inc.                                                           549,544
                ------------------------------------------------------------------
    23,925      General Public Utilities                                                  813,450
                ------------------------------------------------------------------
    45,800      Houston Industries, Inc.                                                1,110,650
                ------------------------------------------------------------------
    21,050      Ohio Edison Co.                                                           494,675
                ------------------------------------------------------------------   ------------
                Total                                                                   3,851,219
                ------------------------------------------------------------------   ------------
                ELECTRICAL EQUIPMENT--0.4%
                ------------------------------------------------------------------
    26,250      Baldor Electric Co.                                                       528,281
                ------------------------------------------------------------------   ------------
                ELECTRONICS--2.4%
                ------------------------------------------------------------------
    11,800    * Applied Materials, Inc.                                                   464,625
                ------------------------------------------------------------------
     8,275      Avnet, Inc.                                                               370,306
                ------------------------------------------------------------------
     1,969      Park Electrochemical Corp.                                                 64,977
                ------------------------------------------------------------------
     9,900      Tektronix, Inc.                                                           486,337
                ------------------------------------------------------------------
    15,400    * Teradyne, Inc.                                                            385,000
                ------------------------------------------------------------------
    11,925      Varian Associates, Inc.                                                   569,419
                ------------------------------------------------------------------
    16,750    * Vishay Intertechnology, Inc.                                              527,625
                ------------------------------------------------------------------   ------------
                Total                                                                   2,868,289
                ------------------------------------------------------------------   ------------
                ENVIRONMENTAL--1.8%
                ------------------------------------------------------------------
    15,650    * Ionics, Inc.                                                              680,775
                ------------------------------------------------------------------
    20,175    * Thermo Electron Corp.                                                   1,049,100
                ------------------------------------------------------------------
    13,200    * Thermo Instrument Systems, Inc.                                           445,500
                ------------------------------------------------------------------   ------------
                Total                                                                   2,175,375
                ------------------------------------------------------------------   ------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                EXPLORATION/DRILLING--0.8%
                ------------------------------------------------------------------
    28,750      Tidewater, Inc.                                                      $    905,625
                ------------------------------------------------------------------   ------------
                FINANCIAL SERVICES--7.5%
                ------------------------------------------------------------------
    20,150      Advanta Corp., Class A                                                    770,737
                ------------------------------------------------------------------
    74,600      Equifax, Inc.                                                           1,594,575
                ------------------------------------------------------------------
    10,775      Finova Group, Inc.                                                        519,894
                ------------------------------------------------------------------
     7,275      First USA, Inc.                                                           322,828
                ------------------------------------------------------------------
    62,650      Green Tree Financial Corp.                                              1,652,394
                ------------------------------------------------------------------
    17,600      Household International, Inc.                                           1,040,600
                ------------------------------------------------------------------
    21,100      MBNA Corp.                                                                778,062
                ------------------------------------------------------------------
    28,968      Money Stores, Inc.                                                        452,617
                ------------------------------------------------------------------
    17,400      Quick & Reilly Group, Inc.                                                356,700
                ------------------------------------------------------------------
    26,437      Sunamerica, Inc.                                                        1,255,757
                ------------------------------------------------------------------
     4,100      T. Rowe Price Associates                                                  201,925
                ------------------------------------------------------------------   ------------
                Total                                                                   8,946,089
                ------------------------------------------------------------------   ------------
                FOOD PRODUCERS--1.0%
                ------------------------------------------------------------------
     6,875      ConAgra, Inc.                                                             283,594
                ------------------------------------------------------------------
    16,675      IBP, Inc.                                                                 842,088
                ------------------------------------------------------------------   ------------
                Total                                                                   1,125,682
                ------------------------------------------------------------------   ------------
                FOOD RETAILER--1.4%
                ------------------------------------------------------------------
    32,100    * Safeway, Inc.                                                           1,653,150
                ------------------------------------------------------------------   ------------
                FOREST PRODUCTS & PAPER--3.1%
                ------------------------------------------------------------------
     9,950      Champion International Corp.                                              417,900
                ------------------------------------------------------------------
    14,950      International Paper Co.                                                   566,231
                ------------------------------------------------------------------
    17,979      Kimberly-Clark Corp.                                                    1,487,762
                ------------------------------------------------------------------
     5,825      Mead Corp.                                                                304,356
                ------------------------------------------------------------------
    16,125      Willamette Industries, Inc.                                               907,031
                ------------------------------------------------------------------   ------------
                Total                                                                   3,683,280
                ------------------------------------------------------------------   ------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                FURNITURE/APPLIANCES--1.3%
                ------------------------------------------------------------------
    34,525      Black & Decker Corp.                                                 $  1,217,006
                ------------------------------------------------------------------
     7,325      Premark International, Inc.                                               370,828
                ------------------------------------------------------------------   ------------
                Total                                                                   1,587,834
                ------------------------------------------------------------------   ------------
                INSURANCE COMPANIES--4.1%
                ------------------------------------------------------------------
    30,400      Aflac, Inc.                                                             1,318,600
                ------------------------------------------------------------------
    16,875      American Bankers Insurance Group, Inc.                                    658,125
                ------------------------------------------------------------------
    15,675      American International Group, Inc.                                      1,449,938
                ------------------------------------------------------------------
    26,925      MGIC Investment Corp.                                                   1,460,681
                ------------------------------------------------------------------   ------------
                Total                                                                   4,887,344
                ------------------------------------------------------------------   ------------
                MACHINERY & EQUIPMENT--3.0%
                ------------------------------------------------------------------
     8,150      Danaher Corp.                                                             258,763
                ------------------------------------------------------------------
    24,450      Dover Corp.                                                               901,594
                ------------------------------------------------------------------
    11,575      Duriron, Inc.                                                             270,566
                ------------------------------------------------------------------
     7,500      Kennametal, Inc.                                                          238,125
                ------------------------------------------------------------------
    37,775      Pall Corp.                                                              1,015,203
                ------------------------------------------------------------------
    10,300      Parker-Hannifin Corp.                                                     352,775
                ------------------------------------------------------------------
    15,175      Timken Co.                                                                580,444
                ------------------------------------------------------------------   ------------
                Total                                                                   3,617,470
                ------------------------------------------------------------------   ------------
                MEDIA--0.2%
                ------------------------------------------------------------------
     2,300      Capital Cities/ABC, Inc.                                                  283,763
                ------------------------------------------------------------------   ------------
                MEDICAL SUPPLIES/SERVICES--4.0%
                ------------------------------------------------------------------
     6,925      Becton, Dickinson & Co.                                                   519,375
                ------------------------------------------------------------------
     6,875    * Cordis Corp.                                                              690,937
                ------------------------------------------------------------------
     9,500    * HealthCare COMPARE Corp.                                                  413,250
                ------------------------------------------------------------------
    22,800      Invacare Corp.                                                            575,700
                ------------------------------------------------------------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                MEDICAL SUPPLIES/SERVICES--CONTINUED
                ------------------------------------------------------------------
     9,550      Johnson & Johnson                                                    $    817,719
                ------------------------------------------------------------------
    29,100      Medtronic, Inc.                                                         1,625,962
                ------------------------------------------------------------------
     2,675      Stryker Corp.                                                             140,437
                ------------------------------------------------------------------   ------------
                Total                                                                   4,783,380
                ------------------------------------------------------------------   ------------
                METALS & MINING--0.4%
                ------------------------------------------------------------------
     9,500      Aluminum Co. of America                                                   502,313
                ------------------------------------------------------------------   ------------
                NATURAL GAS--0.8%
                ------------------------------------------------------------------
    22,950      Williams Companies, Inc. (The)                                          1,006,931
                ------------------------------------------------------------------   ------------
                OIL-DOMESTIC--1.6%
                ------------------------------------------------------------------
    12,000      Amoco Corp.                                                               862,500
                ------------------------------------------------------------------
    31,050      Sun Co., Inc.                                                             849,994
                ------------------------------------------------------------------
    10,475      USX-Marathon Group                                                        204,263
                ------------------------------------------------------------------   ------------
                Total                                                                   1,916,757
                ------------------------------------------------------------------   ------------
                OIL-INTERNATIONAL--3.4%
                ------------------------------------------------------------------
    10,603      British Petroleum, PLC, ADR                                             1,082,831
                ------------------------------------------------------------------
     8,600      Exxon Corp.                                                               689,075
                ------------------------------------------------------------------
    14,500      Mobil Corp.                                                             1,624,000
                ------------------------------------------------------------------
     4,800      Royal Dutch Petroleum Co., ADR                                            677,400
                ------------------------------------------------------------------   ------------
                Total                                                                   4,073,306
                ------------------------------------------------------------------   ------------
                OIL SERVICES--1.4%
                ------------------------------------------------------------------
    32,275      Halliburton Co.                                                         1,633,922
                ------------------------------------------------------------------   ------------
                PHOTO & OPTICAL--0.2%
                ------------------------------------------------------------------
     6,650    * Coherent, Inc.                                                            269,325
                ------------------------------------------------------------------   ------------
                PRINTING/PUBLISHING--1.0%
                ------------------------------------------------------------------
    20,850      Meredith Corp.                                                            873,094
                ------------------------------------------------------------------
     4,625      Pulitzer Publishing Co.                                                   220,844
                ------------------------------------------------------------------   ------------
                Total                                                                   1,093,938
                ------------------------------------------------------------------   ------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                PROFESSIONAL SERVICES--1.6%
                ------------------------------------------------------------------
     9,950      Cintas Corp.                                                         $    442,775
                ------------------------------------------------------------------
    16,500      Olsten Corp.                                                              651,750
                ------------------------------------------------------------------
    20,425    * Robert Half International, Inc.                                           855,297
                ------------------------------------------------------------------   ------------
                Total                                                                   1,949,822
                ------------------------------------------------------------------   ------------
                RAILROADS--1.3%
                ------------------------------------------------------------------
    11,000      Burlington Northern Santa Fe                                              858,000
                ------------------------------------------------------------------
     5,200      CSX Corp.                                                                 237,250
                ------------------------------------------------------------------
     7,075    * Wisconsin Central Transportation Corp.                                    465,181
                ------------------------------------------------------------------   ------------
                Total                                                                   1,560,431
                ------------------------------------------------------------------   ------------
                RECREATION--1.4%
                ------------------------------------------------------------------
     3,550    * Broderbund Software, Inc.                                                 215,663
                ------------------------------------------------------------------
     9,275      Disney (Walt) Co.                                                         547,225
                ------------------------------------------------------------------
    19,325      Mattel, Inc.                                                              594,244
                ------------------------------------------------------------------
     6,200      Polygram, ADR                                                             325,500
                ------------------------------------------------------------------   ------------
                Total                                                                   1,682,632
                ------------------------------------------------------------------   ------------
                RESTAURANTS--2.3%
                ------------------------------------------------------------------
    27,450      Applebee's International, Inc.                                            624,488
                ------------------------------------------------------------------
    35,900      McDonald's Corp.                                                        1,619,987
                ------------------------------------------------------------------
     7,850    * Outback Steakhouse, Inc.                                                  281,619
                ------------------------------------------------------------------
    16,800      Wendy's International, Inc.                                               357,000
                ------------------------------------------------------------------   ------------
                Total                                                                   2,883,094
                ------------------------------------------------------------------   ------------
                RETAIL SPECIALTY--3.9%
                ------------------------------------------------------------------
     9,675    * Bed Bath & Beyond, Inc.                                                   375,511
                ------------------------------------------------------------------
    19,200    * CUC International, Inc.                                                   655,200
                ------------------------------------------------------------------
    39,125      Casey's General Stores, Inc.                                              855,859
                ------------------------------------------------------------------
    16,550      Circuit City Stores, Inc.                                                 457,193
                ------------------------------------------------------------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                RETAIL SPECIALTY--CONTINUED
                ------------------------------------------------------------------
    25,800      Office Depot, Inc.                                                   $    509,550
                ------------------------------------------------------------------
    45,825    * Staples, Inc.                                                           1,116,984
                ------------------------------------------------------------------
    22,300      Walgreen Co.                                                              666,212
                ------------------------------------------------------------------   ------------
                Total                                                                   4,636,509
                ------------------------------------------------------------------   ------------
                RETAIL-DISCOUNT--1.1%
                ------------------------------------------------------------------
    22,900    * Consolidated Stores Corp.                                                 498,075
                ------------------------------------------------------------------
    19,218      Dollar General Corp.                                                      398,773
                ------------------------------------------------------------------
    11,625      Rite Aid Corp.                                                            398,156
                ------------------------------------------------------------------   ------------
                Total                                                                   1,295,004
                ------------------------------------------------------------------   ------------
                SEMICONDUCTORS--1.3%
                ------------------------------------------------------------------
    28,500      Linear Technology Corp.                                                 1,118,625
                ------------------------------------------------------------------
     7,400      Texas Instruments, Inc.                                                   382,950
                ------------------------------------------------------------------   ------------
                Total                                                                   1,501,575
                ------------------------------------------------------------------   ------------
                TOBACCO--0.6%
                ------------------------------------------------------------------
     8,325      Philip Morris Cos., Inc.                                                  753,412
                ------------------------------------------------------------------   ------------
                UTILITY-TELEPHONE--3.5%
                ------------------------------------------------------------------
    42,075      Cincinnati Bell, Inc.                                                   1,462,106
                ------------------------------------------------------------------
     6,200      GTE Corp.                                                                 272,800
                ------------------------------------------------------------------
    19,400      MCI Communications Corp.                                                  506,825
                ------------------------------------------------------------------
    22,400      Sprint Corp.                                                              893,200
                ------------------------------------------------------------------
    14,950      Telecom of New Zealand, ADR                                             1,037,156
                ------------------------------------------------------------------   ------------
                Total                                                                   4,172,087
                ------------------------------------------------------------------   ------------



BAYFUNDS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
OR SHARES                                                                               VALUE
----------      ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                WHOLESALERS--0.6%
                ------------------------------------------------------------------
    27,750      Richfood Holdings, Inc.                                              $    742,313
                ------------------------------------------------------------------   ------------
                TOTAL COMMON STOCKS (IDENTIFIED COST, $85,520,056)                    112,218,304
                ------------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENT--2.0%
----------------------------------------------------------------------------------
$2,440,000      Aubrey G. Lanston and Company, Inc., 5.85%, dated 12/29/1995,
                due 1/2/1996 (AT AMORTIZED COST)                                        2,440,000
                ------------------------------------------------------------------   ------------
                TOTAL INVESTMENTS (IDENTIFIED COST $87,960,056) (B)                  $114,658,304
                ------------------------------------------------------------------   ------------


 * Non-income producing.

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amount to $87,966,249. The net unrealized appreciation of investment on a federal tax basis amounts to $26,692,055, which is comprised of $28,529,864 appreciation and $1,837,809 depreciation on December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($119,759,589) at December 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are integral part of the Financial Statements)


BAYFUNDS INCOME AND EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                  BAYFUNDS
                                                                  BAYFUNDS         SHORT          BAYFUNDS
                                                                    BOND         TERM YIELD        EQUITY
                                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                 -----------    ------------    ------------
ASSETS:
--------------------------------------------------------------
Investments in securities, at value                              $61,605,184    $ 60,683,333    $114,658,304
--------------------------------------------------------------
Cash                                                                   1,531           3,565          16,188
--------------------------------------------------------------
Income receivable                                                  1,123,131         842,541          81,271
--------------------------------------------------------------
Receivable for shares sold                                             7,023          27,175       5,093,906
--------------------------------------------------------------
Deferred expenses                                                     24,457          38,066          28,408
--------------------------------------------------------------   -----------    ------------    ------------
    Total assets                                                  62,761,326      61,594,680     119,878,077
--------------------------------------------------------------   -----------    ------------    ------------
LIABILITIES:
--------------------------------------------------------------
Payable for shares redeemed                                               --          20,812          25,099
--------------------------------------------------------------
Income distribution payable                                          250,926         223,528             221
--------------------------------------------------------------
Accrued expenses                                                      78,625          52,913          93,168
--------------------------------------------------------------   -----------    ------------    ------------
    Total liabilities                                                329,551         297,253         118,488
--------------------------------------------------------------   -----------    ------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------
Paid in capital                                                   61,462,510      72,645,690      93,069,157
--------------------------------------------------------------
Net unrealized appreciation of investments                         1,873,687         579,679      26,698,248
--------------------------------------------------------------
Accumulated net realized loss on investments                        (904,422)    (11,927,942)         (6,193)
--------------------------------------------------------------
Distributions in excess of net investment income                          --              --          (1,623)
--------------------------------------------------------------   -----------    ------------    ------------
    Total Net Assets                                             $62,431,775    $ 61,297,427    $119,759,589
--------------------------------------------------------------   -----------    ------------    ------------
NET ASSETS:
--------------------------------------------------------------
    Investment Shares                                            $ 6,757,247    $ 21,101,036    $ 31,543,158
--------------------------------------------------------------   -----------    ------------    ------------
    Institutional Shares                                         $55,674,528    $ 40,196,391    $ 88,216,431
--------------------------------------------------------------   -----------    ------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
--------------------------------------------------------------
    Investment Shares                                            $     10.31    $       9.28    $      13.04
--------------------------------------------------------------   -----------    ------------    ------------
    Institutional Shares                                         $     10.31    $       9.28    $      13.04
--------------------------------------------------------------   -----------    ------------    ------------
SHARES OUTSTANDING:
--------------------------------------------------------------
    Investment Shares                                                655,233       2,272,842       2,418,821
--------------------------------------------------------------
    Institutional Shares                                           5,398,628       4,329,641       6,765,994
--------------------------------------------------------------   -----------    ------------    ------------
    Total Shares Outstanding                                       6,053,861       6,602,483       9,184,815
--------------------------------------------------------------   -----------    ------------    ------------
Investments, at identified cost                                  $59,731,497    $ 60,103,654    $ 87,960,056
--------------------------------------------------------------   -----------    ------------    ------------
Investments, at tax cost                                         $59,741,206    $ 60,103,654    $ 87,966,249
--------------------------------------------------------------   -----------    ------------    ------------


(See Notes which are an integral part of the Financial Statements)


BAYFUNDS INCOME AND EQUITY PORTFOLIOS

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                      BAYFUNDS
                                                     BAYFUNDS        SHORT TERM        BAYFUNDS
                                                       BOND            YIELD            EQUITY
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   ------------     ------------     ------------
INVESTMENT INCOME:
-----------------------------------------------
Dividends                                          $         --     $         --     $  1,698,315
-----------------------------------------------
Interest                                              4,259,238        4,964,995          386,048
-----------------------------------------------    ------------     ------------     ------------
     Total income                                     4,259,238        4,964,995        2,084,363
-----------------------------------------------    ------------     ------------     ------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                                 360,071          361,786          783,869
-----------------------------------------------
Administrative personnel and services fee                60,548           73,121          112,952
-----------------------------------------------
Custodian fees                                           11,697           17,707           36,647
-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                 17,958           20,014           35,598
-----------------------------------------------
Directors'/Trustees' fees                                 3,001            3,288            6,631
-----------------------------------------------
Auditing fees                                            14,509           12,078           15,677
-----------------------------------------------
Legal fees                                                4,659            6,576           12,602
-----------------------------------------------
Portfolio accounting fees                                72,619           61,302           76,418
-----------------------------------------------
Shareholder services fee--Investment Shares              15,149           64,567           72,988
-----------------------------------------------
Share registration costs                                 30,019           26,196           27,559
-----------------------------------------------
Printing and postage                                     34,863           27,911           48,317
-----------------------------------------------
Insurance premiums                                        4,724            5,767            6,855
-----------------------------------------------
Miscellaneous                                            10,207            9,672           11,912
-----------------------------------------------    ------------     ------------     ------------
     Total expenses                                     640,024          689,985        1,248,025
-----------------------------------------------    ------------     ------------     ------------
          Net investment income                       3,619,214        4,275,010          836,338
-----------------------------------------------    ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
-----------------------------------------------
Net realized gain (loss) on investments               1,359,217         (322,828)       9,667,197
-----------------------------------------------
Change in unrealized appreciation of
  investments                                         4,140,849        1,336,612       20,791,774
-----------------------------------------------    ------------     ------------     ------------
     Net realized and unrealized gain on
     investments                                      5,500,066        1,013,784       30,458,971
-----------------------------------------------    ------------     ------------     ------------
          Change in net assets resulting from
          operations                               $  9,119,280     $  5,288,794     $ 31,295,309
-----------------------------------------------    ------------     ------------     ------------


(See Notes which are an integral part of the Financial Statements)


BAYFUNDS INCOME AND EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 BAYFUNDS SHORT TERM YIELD
                               BAYFUNDS BOND PORTFOLIO                   PORTFOLIO                   BAYFUNDS EQUITY PORTFOLIO
                            -----------------------------      ------------------------------      ------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------------------
                                1995             1994              1995             1994               1995             1994
                            ------------     ------------      ------------     -------------      ------------     -------------
INCREASE (DECREASE) IN
 NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income       $  3,619,214     $  3,668,202      $  4,275,010     $   6,222,146      $    836,338     $   1,149,003
------------------------
Net realized gain (loss)
on investments                 1,359,217       (2,263,688)         (322,828)      (11,529,693)        9,667,197          (538,539)
------------------------
Net change in unrealized
appreciation
(depreciation) of
investments                    4,140,849       (2,924,221)        1,336,612           513,580        20,791,774        (4,173,943)
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
   Change in net assets
   resulting from
   operations                  9,119,280       (1,519,707)        5,288,794        (4,793,967)       31,295,309        (3,563,479)
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income:
------------------------
 Investment Shares              (349,614)        (341,107)       (1,483,966)       (2,556,438)         (160,829)         (245,091)
------------------------
 Institutional Shares         (3,269,600)      (3,327,095)       (2,791,044)       (3,665,708)         (693,240)         (901,108)
------------------------
Distributions in excess
of net investment
income:
------------------------
 Investment Shares                    --               --                --                --              (306)               --
------------------------
 Institutional Shares                 --               --                --                --            (1,317)               --
------------------------
Distributions from net
realized gains:
------------------------
 Investment Shares                    --               --                --                --        (1,857,027)               --
------------------------
 Institutional Shares                 --               --                --                --        (5,187,846)               --
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
   Change in net assets
   resulting from
   distributions to
   shareholders               (3,619,214)      (3,668,202)       (4,275,010)       (6,222,146)       (7,900,565)       (1,146,199)
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                        12,002,656       83,396,750         7,580,116       126,448,882        19,900,016       118,436,160
------------------------
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                         529,626          323,304         1,336,193         2,224,772         2,279,634           251,323
------------------------
Cost of shares redeemed      (17,355,888)     (94,856,372)      (40,137,124)     (199,453,887)      (33,029,751)     (118,449,884)
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
   Change in net assets
   resulting from share
   transactions               (4,823,606)     (11,136,318)      (31,220,815)      (70,780,233)      (10,850,101)          237,599
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
       Change in net
       assets                    676,460      (16,324,227)      (30,207,031)      (81,796,346)       12,544,643        (4,472,079)
------------------------
NET ASSETS:
------------------------
Beginning of period           61,755,315       78,079,542        91,504,458       173,300,804       107,214,946       111,687,025
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
End of period               $ 62,431,775     $ 61,755,315      $ 61,297,427     $  91,504,458      $119,759,589     $ 107,214,946
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
Undistributed net
investment income
included in net assets
at end of period            $         --     $         --      $         --     $          --      $     (1,623)    $      17,731
------------------------      ----------       ----------        ----------       -----------        ----------       -----------
Net gain (loss) as
computed for federal
tax purposes                $  1,366,738     $ (2,261,500)     $   (322,828)    $ (11,534,248)     $  9,591,617     $    (456,765)
------------------------      ----------       ----------        ----------       -----------        ----------       -----------


(See Notes which are an integral part of the Financial Statements)


BAYFUNDS INCOME AND EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         NET ASSET                 NET REALIZED                 DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS
                          VALUE,        NET       AND UNREALIZED   TOTAL FROM     FROM NET      IN EXCESS OF NET      FROM NET
      YEAR ENDED         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   INVESTMENT    INVESTMENT        INVESTMENT      REALIZED GAIN
     DECEMBER 31,        OF PERIOD     INCOME      INVESTMENTS     OPERATIONS      INCOME            INCOME        ON INVESTMENTS
-----------------------  ---------   ----------   --------------   ----------   -------------   ----------------   --------------
INVESTMENT SHARES
BAYFUNDS BOND PORTFOLIO
1993(a)                   $ 10.00       0.55            0.24           0.79         (0.55)              --              (0.10)
1994                      $ 10.14       0.49           (0.73)         (0.24)        (0.49)              --                 --
1995                      $  9.41       0.57            0.90           1.47         (0.57)              --                 --
BAYFUNDS SHORT TERM YIELD PORTFOLIO
1993(a)                   $ 10.00       0.48           (0.09)          0.39         (0.48)              --                 --
1994                      $  9.91       0.43           (0.76)         (0.33)        (0.43)              --                 --
1995                      $  9.15       0.53            0.13           0.66         (0.53)              --                 --
BAYFUNDS EQUITY PORTFOLIO
1993(a)                   $ 10.00       0.14            0.98           1.12         (0.14)              --                 --
1994                      $ 10.98       0.09           (0.44)         (0.35)        (0.09)              --                 --
1995                      $ 10.54       0.07            3.32           3.39         (0.07)            0.00(b)           (0.82)
INSTITUTIONAL SHARES
BAYFUNDS BOND PORTFOLIO
1994                      $ 10.14       0.52           (0.73)         (0.21)        (0.52)              --                 --
1995                      $  9.41       0.60            0.90           1.50         (0.60)              --                 --
BAYFUNDS SHORT TERM YIELD PORTFOLIO
1994                      $  9.91       0.45           (0.76)         (0.31)        (0.45)              --                 --
1995                      $  9.15       0.55            0.13           0.68         (0.55)              --                 --
BAYFUNDS EQUITY PORTFOLIO
1994                      $ 10.98       0.11           (0.44)         (0.33)        (0.11)              --                 --
1995                      $ 10.54       0.10            3.32           3.42         (0.10)            0.00(b)           (0.82)


--------------------------------------------------------------------------------

(a) Reflects operations for the period from January 29, 1993 (date of initial public investment) to December 31, 1993.

(b) Distribution in excess of net investment income was a result of certain book and tax timing differences. This distribution does not represent a return of capital for federal income tax purposes, and did not round to a penny.

(c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------

                  NET ASSET                                                 EXPENSE
                   VALUE,                                      NET          WAIVER/        NET ASSETS,      PORTFOLIO
    TOTAL          END OF         TOTAL                     INVESTMENT     REIMBURSE-     END OF PERIOD     TURNOVER
DISTRIBUTIONS      PERIOD       RETURN (C)     EXPENSES       INCOME        MENT (E)      (000 OMITTED)       RATE
-------------     ---------     ----------     --------     ----------     ----------     -------------     --------
   (0.65)          $ 10.14          7.97%        0.70%(d)      5.84%(d)       0.23%(d)      $  78,080           74%
   (0.49)          $  9.41         (2.37%)       1.19%         5.09%            --          $   5,136          134%
   (0.57)          $ 10.31         16.08%        1.29%         5.80%            --          $   6,757          161%
   (0.48)          $  9.91          3.96%        0.60%(d)      5.19%(d)       0.16%(d)      $ 173,301           98%
   (0.43)          $  9.15         (3.43%)       1.04%         4.42%            --          $  34,993          148%
   (0.53)          $  9.28          7.37%        1.11%         5.75%            --          $  21,101          167%
   (0.14)          $ 10.98         11.28%        0.75%(d)      1.56%(d)       0.24%(d)      $ 111,687           81%
   (0.09)          $ 10.54         (3.23%)       1.26%         0.81%            --          $  28,903          108%
   (0.89)          $ 13.04         32.24%        1.30%         0.56%            --          $  31,543           76%
   (0.52)          $  9.41         (2.14%)       0.99%         5.29%            --          $  56,619          134%
   (0.60)          $ 10.31         16.36%        1.04%         6.06%            --          $  55,675          161%
   (0.45)          $  9.15         (3.19%)       0.80%         4.66%            --          $  56,511          148%
   (0.55)          $  9.28          7.64%        0.86%         6.00%            --          $  40,196          167%
   (0.11)          $ 10.54         (2.98%)       1.02%         1.05%            --          $  78,312          108%
   (0.92)          $ 13.04         32.59%        1.05%         0.81%            --          $  88,216           76%


--------------------------------------------------------------------------------


BAYFUNDS INCOME AND EQUITY PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

BayFunds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five diversified portfolios. The following funds comprise the Trust:

FUND NAME                                                    CLASSES OF SHARES
----------------------------------------------------------   ---------------------------------
BayFunds U.S. Treasury Money Market Portfolio                Investment and Institutional
BayFunds Money Market Portfolio                              Investment and Trust
BayFunds Bond Portfolio                                      Investment and Institutional
BayFunds Short Term Yield Portfolio                          Investment and Institutional
BayFunds Equity Portfolio                                    Investment and Institutional


The financial statements of the following portfolios (individually referred to as the "Fund," or collectively as the "Funds") are presented herein:

FUND NAME
----------------------------------------------------------
BayFunds Bond Portfolio ("Bond Fund")
BayFunds Short Term Yield Portfolio ("Short Term Yield Fund")
BayFunds Equity Portfolio ("Equity Fund")


INVESTMENT OBJECTIVE

The Bond Fund seeks to provide high current income and capital appreciation while the Short Term Yield Fund seeks a high level of current income consistent with preservation of capital. The Equity Fund seeks to provide long term capital appreciation.

The financial statements of the other funds are presented separately. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. Government securities are generally valued at the bid prices as furnished by an independent pricing service. Listed corporate bonds (and other fixed-income and asset-backed securities), unlisted securities (and other fixed-income and asset-backed securities and/or private placements) and short-term securities are generally valued at the prices provided by an independent pricing service. Listed equity securities are valued at the last sale price reported


BAYFUNDS INCOME AND EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

     on national securities exchanges, if available. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At December 31, 1995, the Bond Fund and Short Term Yield Fund, for Federal tax purposes, had capital loss carryforwards of $894,762 and $11,927,942, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire in 2002 ($894,762) for Bond Fund, and 2001 ($70,866), 2002 ($11,534,248) and 2003 ($322,828) for Short Term Yield
     Fund.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Funds with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred


BAYFUNDS INCOME AND EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

     and are being amortized using the straight-line method not to exceed a period of five years from the Funds' commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues, reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


BAYFUNDS INCOME AND EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                    BOND FUND                SHORT TERM YIELD FUND              EQUITY FUND
                           ----------------------------    --------------------------    --------------------------
                                                         YEAR ENDED DECEMBER 31, 1995
                           ----------------------------------------------------------------------------------------
   INVESTMENT SHARES         SHARES          AMOUNT          SHARES         AMOUNT         SHARES         AMOUNT
------------------------   -----------    -------------    ----------    ------------    ----------    ------------
Shares sold                    424,745    $   4,192,296       224,378    $  2,064,633       389,598    $  4,773,169
------------------------
Shares issued to
shareholders in payment
of distributions
  declared                      32,368          321,099       145,217       1,336,193       155,008       2,001,660
------------------------
Shares redeemed               (347,571)      (3,441,275)   (1,921,758)    (17,654,169)     (868,878)    (10,178,654)
------------------------   -----------    -------------    ----------    ------------    ----------    ------------
  Net change resulting
  from Investment share
  transactions                 109,542    $   1,072,120    (1,552,163)   $(14,253,343)     (324,272)   $ (3,403,825)
------------------------   -----------    -------------    ----------    ------------    ----------    ------------

                                    BOND FUND                SHORT TERM YIELD FUND              EQUITY FUND
                           ----------------------------    --------------------------    --------------------------
                                                         YEAR ENDED DECEMBER 31, 1995
                           ----------------------------------------------------------------------------------------
  INSTITUTIONAL SHARES       SHARES          AMOUNT          SHARES         AMOUNT         SHARES         AMOUNT
------------------------   -----------    -------------    ----------    ------------    ----------    ------------
Shares sold                    792,092    $   7,810,360       599,879    $  5,515,483     1,225,769    $ 15,126,847
------------------------
Shares issued to
shareholders in payment
of distributions
  declared                      20,998          208,527            --              --        21,539         277,974
------------------------
Shares redeemed             (1,430,535)     (13,914,613)   (2,447,365)    (22,482,955)   (1,913,816)    (22,851,097)
------------------------   -----------    -------------    ----------    ------------    ----------    ------------
  Net change resulting
  from Institutional
  share transactions          (617,445)   $  (5,895,726)   (1,847,486)   $(16,967,472)     (666,508)   $ (7,446,276)
------------------------   -----------    -------------    ----------    ------------    ----------    ------------
    Total net change
    resulting from Fund
    share transactions        (507,903)   $  (4,823,606)   (3,399,649)   $(31,220,815)     (990,780)   $(10,850,101)
------------------------   -----------    -------------    ----------    ------------    ----------    ------------



BAYFUNDS INCOME AND EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

                                   BOND FUND                SHORT TERM YIELD FUND               EQUITY FUND
                          ---------------------------    ----------------------------    --------------------------
                                                        YEAR ENDED DECEMBER 31, 1994
                          -----------------------------------------------------------------------------------------
   INVESTMENT SHARES        SHARES          AMOUNT         SHARES          AMOUNT          SHARES         AMOUNT
-----------------------   -----------    ------------    -----------    -------------    ----------    ------------
Shares sold                   230,919    $  2,260,644      1,918,640    $  18,619,735     1,287,398    $ 13,811,479
-----------------------
Shares issued to
shareholders in
payment of
distributions declared         28,437         275,587        233,107        2,224,668        22,876         240,568
-----------------------
Shares redeemed            (7,414,329)    (74,732,279)   (15,805,052)    (154,332,616)   (8,743,159)    (94,789,797)
-----------------------   -----------    ------------    -----------    -------------    ----------    ------------
  Net change resulting
  from Investment
  share transactions       (7,154,973)   $(72,196,048)   (13,653,305)   $(133,488,213)   (7,432,885)   $(80,737,750)
-----------------------   -----------    ------------    -----------    -------------    ----------    ------------

                                   BOND FUND                SHORT TERM YIELD FUND               EQUITY FUND
                          ---------------------------    ----------------------------    --------------------------
                                                        YEAR ENDED DECEMBER 31, 1994
                          -----------------------------------------------------------------------------------------
 INSTITUTIONAL SHARES       SHARES          AMOUNT         SHARES          AMOUNT          SHARES         AMOUNT
-----------------------   -----------    ------------    -----------    -------------    ----------    ------------
Shares sold                 8,080,115    $ 81,136,106     10,916,607    $ 107,829,147     9,663,093    $104,624,681
-----------------------
Shares issued to
shareholders in payment
  of
distributions declared          5,035          47,717             11              104         1,027          10,755
-----------------------
Shares redeemed            (2,069,077)    (20,124,093)    (4,739,491)     (45,121,271)   (2,231,618)    (23,660,087)
-----------------------   -----------    ------------    -----------    -------------    ----------    ------------
  Net change resulting
  from Institutional
  share transactions        6,016,073    $ 61,059,730      6,177,127    $  62,707,980     7,432,502    $ 80,975,349
-----------------------   -----------    ------------    -----------    -------------    ----------    ------------
    Total net change
    resulting from Fund
    share transactions     (1,138,900)   $(11,136,318)    (7,476,178)   $ (70,780,233)         (383)   $    237,599
-----------------------   -----------    ------------    -----------    -------------    ----------    ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--BayBanks Investment Management, Inc., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive all or a


BAYFUNDS INCOME AND EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                         ANNUAL
          FUND            RATE
--------------------------------
Bond Fund                 0.60%
Short Term Yield Fund     0.50%
Equity Fund               0.70%


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Funds will pay BayBank Systems, Inc. up to 0.25 of 1% of the average net assets of each Fund's Investment Shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following December 31, 1993 (the date the Funds became effective). For the year ended December 31, 1995, the Funds paid FAS as follows:

                                           INITIAL                     ORGANIZATIONAL
            FUND                   ORGANIZATIONAL EXPENSES           EXPENSES REIMBURSED
-----------------------------   -----------------------------   -----------------------------
Bond Fund                                  $52,861                         $4,390
Short Term Yield Fund                      $50,458                         $4,756
Equity Fund                                $48,533                         $4,755


GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


BAYFUNDS INCOME AND EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended December 31, 1995, were as follows:

            FUND                          PURCHASES                         SALES
-----------------------------   -----------------------------   -----------------------------
Bond Fund                               $ 93,611,486                    $ 98,320,707
Short Term Yield Fund                   $104,123,828                    $119,717,400
Equity Fund                             $ 79,892,584                    $ 99,830,226


                                       38

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

BAYFUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BayFunds Short Term Yield Portfolio, BayFunds Bond Portfolio, and BayFunds Equity Portfolio (portfolios of BayFunds) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BayFunds Short Term Yield Portfolio, BayFunds Bond Portfolio, and BayFunds Equity Portfolio at December 31, 1995, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                        ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
February 9, 1996

TRUSTEES                                         OFFICERS
---------------------------------------------------------------------------------------------
Kenneth G. Condon                                Glen R. Johnson
Robert W. Eisenmenger                            President and Treasurer
Sara L. Johnson                                  C. Christine Thomson
Ernest R. May                                    Vice President and Assistant Treasurer
Alvin J. Silk                                    Victor R.Siclari
                                                 Secretary
                                                 C. Todd Gibson
                                                 Assistant Secretary


Mutual funds are not bank deposits or FDIC insured and are not obligations of, or guaranteed by, BayBank, nor are they federally insured or guaranteed. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Portfolios' combined prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.


                                                                        BAYFUNDS
                                                                           MONEY
                                                                          MARKET
                                                                      PORTFOLIOS
                                                                  ANNUAL REPORT
                                                                TO SHAREHOLDERS
                                                              DECEMBER 31, 1995


                                          U.S. Treasury Money Market Portfolio
                                        Investment Shares/Institutional Shares



                                                        Money Market Portfolio
                                                Investment Shares/Trust Shares




BAYBANK, N.A.
----------------------------------------------
Investment Adviser to BayFunds U.S. Treasury
Money Market Portfolio


BAYBANKS INVESTMENT MANAGEMENT, INC.
----------------------------------------------
Investment Adviser to BayFunds
Money Market Portfolio


FEDERATED SECURITIES CORP.
-----------------------------------------
                                                     -------------------------
Distributor
A subsidiary of Federated Investors
Z00322       3070655 (2/96)         LOGO
                                                     -------------------------

PRESIDENT'S MESSAGE AND INVESTMENT REVIEW
--------------------------------------------------------------------------------
Dear Shareholder:

The pronounced increase in interest rates that was seen throughout 1994 moderated and interest rates began to fall in late 1995. Despite initial expectations that 1995 would see accelerated growth and inflation, the economy instead began to falter and inflation eased markedly. After a final rate increase in February 1995, the Federal Reserve Board (the "Fed") held rates steady until the second half of the year and then lowered rates a combined one half of a percentage point in two separate actions. Stock and bond investments benefited greatly and as a result produced exceptionally strong total returns for the year. Money market mutual funds were largely able to maintain steady yields during the year with slightly higher or flat performance versus year-end 1994. The stability of these vehicles in a decreasing interest rate environment attracted many investors, and cumulative taxable money market fund assets ended the year at $648 billion after hitting a record $651 billion in mid-December 1995.

Looking ahead, the widely held opinion of many investment managers is that additional interest rate cuts are in the offing and it will require judicious portfolio management to provide the competitive yields you have experienced from your money market mutual fund investments during the last two years.

I will explain in greater detail how money markets performed in 1995, and more importantly, how BayBank, N.A., investment adviser to BayFunds U.S. Treasury Money Market Portfolio, and BayBanks Investment Management, Inc., investment adviser to BayFunds Money Market Portfolio, managed these portfolios in this environment. Finally, I will briefly describe our strategies for these portfolios going forward.

MONEY MARKET RECAP

1995 began with inflationary concerns over the rapid growth in the U.S. economy. The Fed had aggressively raised short-term rates in 1994, with further hikes anticipated in 1995. An additional increase did in fact occur in February 1995; however, by early summer the economy had slowed sufficiently for the Fed to reverse course and begin cutting short-term rates. An additional reduction in December 1995 brought overnight interest rates to the same level as year end 1994. While the overnight rates had returned to 1994 norms, yields across the rest of the interest rate spectrum were significantly different. For instance, the one year U.S. Treasury bill yielded 5.18% at December 31, 1995, versus 7.22% a year earlier. This difference was a result of the market's anticipation that further interest rate cuts are inevitable in 1996.

As yields dropped throughout the year, money market mutual funds maximized performance by lengthening their average maturities to capture the relatively more attractive longer term rates. Money market mutual funds were somewhat limited in their ability to take advantage of this opportunity, however, as their dollar-weighted average maturity cannot exceed 90 days.


PERFORMANCE OF BAYFUNDS U.S. TREASURY MONEY MARKET
PORTFOLIO AND BAYFUNDS MONEY MARKET PORTFOLIO IN 1995+

BayFunds U.S. Treasury Money Market Portfolio prospered throughout the year due to a continuation of asset growth and nimble positioning to take advantage of changes in interest rates. Amid declining interest rates, the portfolio maintained a steady yield and its 7-day net yield ended the year slightly ahead of its mark at year-end 1994. The 7-day net yields for the Investment Shares and Institutional Shares of BayFunds U.S. Treasury Money Market Portfolio for the period ended December 31, 1995, were 5.16% and 5.41%, respectively.* In addition, the portfolio remained extremely popular with investors. It began the year with assets at just under $835 million and finished the fiscal year ended December 31, 1995 with over $1 billion. The continuing success of BayBank's Precision Sweep(TM) institutional cash management product was a significant contributor to this growth.
BayFunds Money Market Portfolio sought to maximize its yield throughout the year by gradually lengthening its average maturity in anticipation of interest rate cuts. Further performance advantages were achieved through the use of solid corporate securities with excellent credit fundamentals, such as commercial paper and short-term corporate notes. As a result, the portfolio effectively resisted the downward trend in interest rates and added almost one-half of a percentage point to its 7-day net yield by year-end. The 7-day net yields for the Investment Shares and Trust Shares of BayFunds Money Market Portfolio for the period ended December 31, 1995, were 4.98% and 5.23%, respectively.*

FUTURE STRATEGIES FOR BAYFUNDS U.S. TREASURY MONEY MARKET
PORTFOLIO AND BAYFUNDS MONEY MARKET PORTFOLIO IN 1996

Further declines in short-term rates, especially overnight rates, are anticipated in 1996. The relatively low level of yields causes the portfolio management team at BayBank, N.A. and BayBanks Investment Management, Inc. to assume a neutral posture toward average maturity. However, the team remains vigilant to any signs of pronounced acceleration of economic strength or inflationary pressures that could result in a significant increase in short-term interest rates. This prudent approach should allow the Portfolios ample flexibility to respond decisively to evolving developments in the presently uncertain interest rate environment.

+ Money market mutual funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. Investments in the funds are neither insured nor guaranteed by the U.S. government.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.


Last year, the stock and bond market's strong performance demonstrated that stable investments such as money market mutual funds are only one part of a well-diversified investment strategy. If your investment objective has a longer-term horizon, remember that over time the returns from stock and bond funds may far outstrip the performance of money market funds. I invite you to contact your Investment Specialist* or Account Officer whenever we can be of assistance in helping you reach your objectives.

Sincerely,

Richard F. Pollard
President
BayBank, N.A. and BayBanks Investment Management, Inc.
Investment Advisers to BayFunds U.S. Treasury Money Market Portfolio and
  BayFunds Money Market Portfolio, respectively.

February 15, 1996

* Securities transactions may be affected through Investment Specialists who are registered representatives of BayBanks Brokerage Services, Inc., member NASD/SIPC.


BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                    VALUE
------------      --------------------------------------------------------------------   --------------
U.S. TREASURY--32.9%
--------------------------------------------------------------------------------------
                  U.S TREASURY BILLS--1.9%
                  --------------------------------------------------------------------
$ 20,000,000      4/11/1996-6/27/1996                                                    $   19,639,687
                  --------------------------------------------------------------------   --------------
                  U.S. TREASURY NOTES--24.5%
                  --------------------------------------------------------------------
 260,500,000      4.00%-9.375%, 1/31/1996-9/30/1996                                         260,806,384
                  --------------------------------------------------------------------   --------------
                  U.S. TREASURY STRIPS--6.5%
                  --------------------------------------------------------------------
  70,000,000      2/15/1996-5/15/1996                                                        68,979,930
                  --------------------------------------------------------------------   --------------
                  TOTAL U.S. TREASURY                                                       349,426,001
                  --------------------------------------------------------------------   --------------
(A) REPURCHASE AGREEMENTS--67.1%
--------------------------------------------------------------------------------------
  49,180,000      Aubrey G. Lanston & Co., Inc., 5.85%, dated 12/29/1995, due 1/2/1996       49,180,000
                  --------------------------------------------------------------------
  40,000,000      CS First Boston Inc., 5.75%, dated 12/28/1995, due 1/4/1996                40,000,000
                  --------------------------------------------------------------------
  50,000,000      Dean Witter Reynolds, Inc., 5.80%, dated 12/29/1995, due 1/2/1996          50,000,000
                  --------------------------------------------------------------------
  50,000,000      Greenwich Capital Markets, Inc., 5.90%, dated 12/29/1995, due
                  1/2/1996                                                                   50,000,000
                  --------------------------------------------------------------------
 150,000,000      HSBC Securities, Inc., 5.90%, dated 12/29/1995, due 1/2/1996              150,000,000
                  --------------------------------------------------------------------
 100,000,000      PaineWebber Group, Inc., 5.93%, dated 12/29/1995, due 1/2/1996            100,000,000
                  --------------------------------------------------------------------
  74,330,000      Salomon Brothers, Inc., 5.91%, dated 12/29/1995, due 1/2/1996              74,330,000
                  --------------------------------------------------------------------
 150,000,000      Smith Barney, Inc., 5.92%, dated 12/28/1995, due 1/2/1996                 150,000,000
                  --------------------------------------------------------------------
  50,000,000      State Street Bank and Trust Co., 5.80%, dated 12/29/1995, due
                  1/2/1996                                                                   50,000,000
                  --------------------------------------------------------------------   --------------
                  TOTAL REPURCHASE AGREEMENTS                                               713,510,000
                  --------------------------------------------------------------------   --------------
                  TOTAL INVESTMENTS, AT AMORTIZED COST (B)                               $1,062,936,001
                  --------------------------------------------------------------------   --------------


(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

The following acronym is used throughout this portfolio:

STRIPS-Separate Trading of Registered Interest and Principal of Securities.

Note: The categories of investments are shown as a percentage of net assets
      ($1,063,577,990) at December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


BAYFUNDS MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
(A) BANKERS ACCEPTANCE--0.5%
----------------------------------------------------------------------------------
$ 1,000,000      Barclays Bank PLC, 5.73%, 1/16/1996                                 $    997,613
                 -----------------------------------------------------------------   ------------
CERTIFICATES OF DEPOSIT--4.8%
----------------------------------------------------------------------------------
                 CERTIFICATE OF DEPOSIT-EURO--2.4%
                 -----------------------------------------------------------------
  5,000,000      Deutsche Bank, 5.81%, 1/26/1996                                        5,000,103
                 -----------------------------------------------------------------   ------------
                 CERTIFICATE OF DEPOSIT-YANKEE--2.4%
                 -----------------------------------------------------------------
  5,000,000      Bank of Nova Scotia, 7.36%, 1/17/1996                                  5,001,982
                 -----------------------------------------------------------------   ------------
                 TOTAL CERTIFICATES OF DEPOSIT                                         10,002,085
                 -----------------------------------------------------------------   ------------
(A) COMMERCIAL PAPER--30.8%
----------------------------------------------------------------------------------
                 FINANCE-COMMERCIAL--2.6%
                 -----------------------------------------------------------------
  1,000,000      CIT Group Holdings, Inc., 5.90%, 1/17/1996                               997,378
                 -----------------------------------------------------------------
  4,500,000      General Electric Capital Corp., 5.73%, 1/31/1996                       4,478,513
                 -----------------------------------------------------------------   ------------
                 Total                                                                  5,475,891
                 -----------------------------------------------------------------   ------------
                 FINANCIAL SERVICES--2.1%
                 -----------------------------------------------------------------
  4,500,000      Bear Stearns Cos., Inc., 5.74%-5.85%, 1/12/1996-1/18/1996              4,489,187
                 -----------------------------------------------------------------   ------------
                 FOREIGN BANK--3.1%
                 -----------------------------------------------------------------
  5,000,000      ABN AMRO Bank, 5.695%, 1/30/1996                                       4,977,062
                 -----------------------------------------------------------------
  1,600,000      Deutsche Bank Financial, Inc., 5.95%, 1/5/1996                         1,598,942
                 -----------------------------------------------------------------   ------------
                 Total                                                                  6,576,004
                 -----------------------------------------------------------------   ------------
                 FUNDING CORPORATION--19.9%
                 -----------------------------------------------------------------
  9,810,000      Alpine Securitization Corp., 5.75%-5.77%, 1/12/1996-1/19/1996          9,784,576
                 -----------------------------------------------------------------
  5,750,000      Asset Securitization Cooperative Corp., 5.75%-5.80%, 1/10/1996-
                 1/12/1996                                                              5,741,432
                 -----------------------------------------------------------------
  5,000,000      Corporate Receivables Corp., 5.72%, 1/23/1996                          4,982,522
                 -----------------------------------------------------------------
  8,000,000      Falcon Asset Securitization Corp., 5.80%, 1/18/1996                    7,978,089
                 -----------------------------------------------------------------



BAYFUNDS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
(A) COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------
                 FUNDING CORPORATION--CONTINUED
                 -----------------------------------------------------------------
$10,250,000      Greenwich Funding Corp., 5.63%-5.80%, 1/8/1996-2/29/1996            $ 10,208,458
                 -----------------------------------------------------------------
  3,100,000      PREFCO Preferred Receivables Funding Co., 5.85%, 1/18/1996             3,091,436
                 -----------------------------------------------------------------   ------------
                 Total                                                                 41,786,513
                 -----------------------------------------------------------------   ------------
                 TELECOMMUNICATIONS--1.9%
                 -----------------------------------------------------------------
  4,000,000      AT&T Corp., 5.70%, 1/25/1996                                           3,984,800
                 -----------------------------------------------------------------   ------------
                 UTILITIES-ELECTRIC--1.2%
                 -----------------------------------------------------------------
  2,425,000      GTE Southwest, Inc., 5.80%, 1/16/1996                                  2,419,140
                 -----------------------------------------------------------------   ------------
                 TOTAL COMMERCIAL PAPER                                                64,731,535
                 -----------------------------------------------------------------   ------------
CORPORATE BONDS--12.8%
----------------------------------------------------------------------------------
                 FINANCE-AUTOMOTIVE--3.3%
                 -----------------------------------------------------------------
    500,000      Chrysler Financial Corp., 9.50%, 4/12/1996                               504,153
                 -----------------------------------------------------------------
    550,000      Ford Motor Credit Co., 8.25%, 5/15/1996                                  554,590
                 -----------------------------------------------------------------
  5,790,000      General Motors Acceptance Corp., 8.625%-9.125%,
                 3/13/1996-7/17/1996                                                    5,869,457
                 -----------------------------------------------------------------   ------------
                 Total                                                                  6,928,200
                 -----------------------------------------------------------------   ------------
                 FINANCE-COMMERCIAL--0.4%
                 -----------------------------------------------------------------
    400,000      Associates Corp. of North America, 8.75%, 2/1/1996                       400,850
                 -----------------------------------------------------------------
    500,000      CIT Group Holdings, Inc., 4.75%, 3/15/1996                               498,648
                 -----------------------------------------------------------------   ------------
                 Total                                                                    899,498
                 -----------------------------------------------------------------   ------------
                 FINANCIAL SERVICES--7.4%
                 -----------------------------------------------------------------
  8,800,000      Dean Witter, Discover & Co., 5.00%, 4/1/1996                           8,780,645
                 -----------------------------------------------------------------
  3,640,000      Merrill Lynch & Co., Inc., 4.75%, 6/24/1996                            3,622,018
                 -----------------------------------------------------------------
  3,250,000      Smith Barney Holdings, Inc., 5.375%, 6/1/1996                          3,241,315
                 -----------------------------------------------------------------   ------------
                 Total                                                                 15,643,978
                 -----------------------------------------------------------------   ------------
                 TELECOMMUNICATIONS--1.2%
                 -----------------------------------------------------------------
  2,500,000      AT&T Corp., 4.50%-6.125%, 2/15/1996-6/7/1996                           2,497,208
                 -----------------------------------------------------------------   ------------



BAYFUNDS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                 UTILITIES-TELEPHONE--0.5%
                 -----------------------------------------------------------------
$ 1,000,000      U.S. West Communications Inc., 7.625%, 5/15/1996                    $  1,005,203
                 -----------------------------------------------------------------   ------------
                 TOTAL CORPORATE BONDS                                                 26,974,087
                 -----------------------------------------------------------------   ------------
CORPORATE NOTES--22.4%
----------------------------------------------------------------------------------
                 DOMESTIC BANKS--2.4%
                 -----------------------------------------------------------------
  5,000,000      First Chicago Corp., 6.217%, 2/23/1996 (c)                             5,002,822
                 -----------------------------------------------------------------   ------------
                 FINANCE-AUTOMOTIVE--6.9%
                 -----------------------------------------------------------------
  6,600,000      Chrysler Financial Corp., 6.25%, 2/15/1996 (c)                         6,611,761
                 -----------------------------------------------------------------
  4,000,000      Ford Motor Credit Co., 9.90%-9.625%, 2/27/1996-5/1/1996                4,042,544
                 -----------------------------------------------------------------
  1,500,000      General Motors Acceptance Corp., 7.80%-8.35%, 9/5/1996-11/7/1996       1,521,773
                 -----------------------------------------------------------------
  2,250,000      General Motors Acceptance Corp., 6.013%-6.25%,
                 2/22/1996-2/29/1996 (c)                                                2,253,597
                 -----------------------------------------------------------------   ------------
                 Total                                                                 14,429,675
                 -----------------------------------------------------------------   ------------
                 FINANCE-COMMERCIAL--1.8%
                 -----------------------------------------------------------------
    400,000      Associates Corp. of North America, 4.68%, 4/26/1996                      398,284
                 -----------------------------------------------------------------
  3,490,000      General Electric Capital Corp., 5.97%-9.375%, 6/8/1996-8/21/1996       3,495,947
                 -----------------------------------------------------------------   ------------
                 Total                                                                  3,894,231
                 -----------------------------------------------------------------   ------------
                 FINANCE-CONSUMER--3.3%
                 -----------------------------------------------------------------
  7,000,000      Beneficial Corp., 5.78%, 1/2/1996 (c)                                  7,006,061
                 -----------------------------------------------------------------   ------------
                 FINANCIAL SERVICES--6.2%
                 -----------------------------------------------------------------
  2,000,000      Abbey National Treasury Services, PLC, 7.05%, 3/1/1996                 2,002,790
                 -----------------------------------------------------------------
  5,000,000      Bear Stearns Cos., Inc., 6.027%, 1/4/1996 (c)                          5,000,000
                 -----------------------------------------------------------------
  5,000,000      Merrill Lynch & Co., Inc., 6.05%, 8/19/1996                            5,000,000
                 -----------------------------------------------------------------
  1,000,000      Merrill Lynch & Co., Inc., 5.67%, 1/2/1996 (c)                         1,000,000
                 -----------------------------------------------------------------   ------------
                 Total                                                                 13,002,790
                 -----------------------------------------------------------------   ------------
                 FUNDING CORPORATION--1.2%
                 -----------------------------------------------------------------
  2,500,000      IBM Credit Corp., 4.84%-7.40%, 1/19/1996-9/3/1996                      2,486,688
                 -----------------------------------------------------------------   ------------



BAYFUNDS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
CORPORATE NOTES--CONTINUED
----------------------------------------------------------------------------------
                 RETAIL--0.5%
                 -----------------------------------------------------------------
$   955,000      Sears, Roebuck & Co., 8.15%-8.55%, 8/1/1996-10/9/1996               $    971,147
                 -----------------------------------------------------------------   ------------
                 UTILITIES-TELEPHONE--0.1%
                 -----------------------------------------------------------------
    250,000      AT&T Capital Corp., 4.52%, 8/30/1996                                     247,663
                 -----------------------------------------------------------------   ------------
                 TOTAL CORPORATE NOTES                                                 47,041,077
                 -----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--12.9%
----------------------------------------------------------------------------------
  5,000,000      Federal Home Loan Bank, 5.20%, 1/3/1996 (c)                            5,000,689
                 -----------------------------------------------------------------
  5,405,000      Federal Home Loan Bank, 5.725%-6.125%, 7/25/1996-8/5/1996              5,405,292
                 -----------------------------------------------------------------
  5,000,000      Federal Home Loan Bank, 6.10%, 1/2/1996 (a)                            4,999,153
                 -----------------------------------------------------------------
  1,000,000      Federal Home Loan Mortgage Corp., 4.35%, 4/29/1996                       995,072
                 -----------------------------------------------------------------
 10,750,000      Student Loan Marketing Association, 5.20%-5.26%, 1/3/1996 (c)         10,749,818
                 -----------------------------------------------------------------   ------------
                 TOTAL GOVERNMENT AGENCIES                                             27,150,024
                 -----------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENT--15.3%
----------------------------------------------------------------------------------
 32,235,000      Salomon Brothers, Inc., 5.92%, dated 12/29/1995, due 1/2/1996         32,235,000
                 -----------------------------------------------------------------   ------------
                 TOTAL INVESTMENTS, AT AMORTIZED COST (D)                            $209,131,421
                 -----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) Denotes variable rate obligations for which the current rate and next reset dates are shown.

(d) Also represents cost for federal tax purposes.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

Note: The categories of investments are shown as a percentage of net assets
      ($210,132,943) at December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


BAYFUNDS MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                              BAYFUNDS
                                                                            U.S.TREASURY        BAYFUNDS
                                                                               MONEY             MONEY
                                                                               MARKET            MARKET
                                                                             PORTFOLIO         PORTFOLIO
                                                                           --------------     ------------
ASSETS:
------------------------------------------------------------------------
Investments in repurchase agreements                                       $  713,510,000     $ 32,235,000
------------------------------------------------------------------------
Investments in securities                                                     349,426,001      176,896,421
------------------------------------------------------------------------   --------------     ------------
    Total investments in securities, at amortized cost and value            1,062,936,001      209,131,421
------------------------------------------------------------------------
Cash                                                                                3,337               --
------------------------------------------------------------------------
Income receivable                                                               4,494,193        1,766,276
------------------------------------------------------------------------
Receivable for shares sold                                                          1,753              792
------------------------------------------------------------------------
Deferred expenses                                                                  85,337            8,503
------------------------------------------------------------------------   --------------     ------------
    Total assets                                                            1,067,520,621      210,906,992
------------------------------------------------------------------------   --------------     ------------
LIABILITIES:
------------------------------------------------------------------------
Payable for shares redeemed                                                         6,580            5,376
------------------------------------------------------------------------
Income distribution payable                                                     3,735,996          688,753
------------------------------------------------------------------------
Payable to Bank                                                                        --            6,995
------------------------------------------------------------------------
Accrued expenses                                                                  200,055           72,925
------------------------------------------------------------------------   --------------     ------------
    Total liabilities                                                           3,942,631          774,049
------------------------------------------------------------------------   --------------     ------------
    Total Net Assets                                                       $1,063,577,990     $210,132,943
------------------------------------------------------------------------   --------------     ------------
NET ASSETS:
------------------------------------------------------------------------
  Investment Shares                                                        $  248,129,401     $ 53,580,698
------------------------------------------------------------------------   --------------     ------------
  Institutional Shares                                                     $  815,448,589     $         --
------------------------------------------------------------------------   --------------     ------------
  Trust Shares                                                             $           --     $156,552,245
------------------------------------------------------------------------   --------------     ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------
  Investment Shares                                                                 $1.00            $1.00
------------------------------------------------------------------------   --------------     ------------
  Institutional Shares                                                              $1.00               --
------------------------------------------------------------------------   --------------     ------------
  Trust Shares                                                                         --            $1.00
------------------------------------------------------------------------   --------------     ------------
SHARES OUTSTANDING:
------------------------------------------------------------------------
  Investment Shares                                                           248,129,401       53,580,698
------------------------------------------------------------------------
  Institutional Shares                                                        815,448,589               --
------------------------------------------------------------------------
  Trust Shares                                                                         --      156,552,245
------------------------------------------------------------------------   --------------     ------------
    Total Shares Outstanding                                                1,063,577,990      210,132,943
------------------------------------------------------------------------   --------------     ------------


(See Notes which are an integral part of the Financial Statements)


BAYFUNDS MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                     BAYFUNDS
                                                                   U.S. TREASURY     BAYFUNDS
                                                                       MONEY           MONEY
                                                                      MARKET          MARKET
                                                                     PORTFOLIO       PORTFOLIO
                                                                   -------------    -----------
INVESTMENT INCOME:
----------------------------------------------------------------
Interest                                                            $58,352,814     $13,063,409
----------------------------------------------------------------   -------------    -----------
EXPENSES:
----------------------------------------------------------------
Investment advisory fee                                               1,978,781         869,240
----------------------------------------------------------------
Administrative personnel and services fee                               997,552         219,346
----------------------------------------------------------------
Custodian fees                                                           55,933          22,816
----------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                285,780          61,122
----------------------------------------------------------------
Directors'/Trustees' fees                                                38,432           8,421
----------------------------------------------------------------
Auditing fees                                                            11,037          14,940
----------------------------------------------------------------
Legal fees                                                               48,326           9,235
----------------------------------------------------------------
Portfolio accounting fees                                               138,515          63,566
----------------------------------------------------------------
Shareholder services fee--Investment Shares                             497,414         136,565
----------------------------------------------------------------
Share registration costs                                                116,487          25,806
----------------------------------------------------------------
Printing and postage                                                     26,252          36,118
----------------------------------------------------------------
Insurance premiums                                                       19,788           4,888
----------------------------------------------------------------
Miscellaneous                                                            36,145          12,767
----------------------------------------------------------------   -------------    -----------
     Total expenses                                                   4,250,442       1,484,830
----------------------------------------------------------------   -------------    -----------
          Net investment income                                     $54,102,372     $11,578,579
----------------------------------------------------------------   -------------    -----------


(See Notes which are an integral part of the Financial Statements)


BAYFUNDS MONEY MARKET PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   BAYFUNDS U.S. TREASURY MONEY        BAYFUNDS MONEY MARKET PORTFOLIO
                                         MARKET PORTFOLIO
                                 --------------------------------      --------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------------------
                                      1995              1994                1995              1994
                                 --------------    --------------      --------------    --------------
INCREASE (DECREASE) IN NET
ASSETS:
------------------------------
OPERATIONS--
------------------------------
Net investment income            $   54,102,372    $   27,601,500      $   11,578,579    $    7,366,867
------------------------------   --------------    --------------      --------------    --------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------------
Distributions from net
investment income:
------------------------------
  Investment Shares                 (10,508,778)       (3,500,115)         (2,799,699)       (1,798,037)
------------------------------
  Institutional Shares              (43,593,594)      (24,101,385)                 --                --
------------------------------
  Trust Shares                               --                --          (8,778,880)       (5,568,830)
------------------------------   --------------    --------------      --------------    --------------
     Change in net assets
     resulting from
     distributions to
     shareholders                   (54,102,372)      (27,601,500)        (11,578,579)       (7,366,867)
------------------------------   --------------    --------------      --------------    --------------
SHARE TRANSACTIONS--
------------------------------
Proceeds from sale of shares      2,258,249,644     1,970,657,709         336,562,127       388,449,453
------------------------------
Net asset value of shares
  issued to shareholders in
payment of distributions
declared                             13,092,975         5,328,705           2,973,240         1,829,315
------------------------------
Cost of shares redeemed          (2,043,585,935)   (1,677,582,629)       (323,673,179)     (395,663,186)
------------------------------   --------------    --------------      --------------    --------------
     Change in net assets
     resulting from share
     transactions                   227,756,684       298,403,785          15,862,188        (5,384,418)
------------------------------   --------------    --------------      --------------    --------------
          Change in net assets      227,756,684       298,403,785          15,862,188        (5,384,418)
------------------------------
NET ASSETS:
------------------------------
Beginning of period                 835,821,306       537,417,521         194,270,755       199,655,173
------------------------------   --------------    --------------      --------------    --------------
End of period                    $1,063,577,990    $  835,821,306      $  210,132,943    $  194,270,755
------------------------------   --------------    --------------      --------------    --------------


(See Notes which are an integral part of the Financial Statements)


BAYFUNDS MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

           NET ASSET              DISTRIBUTIONS                                                    EXPENSE
YEAR ENDED  VALUE,       NET        FROM NET       NET ASSET                             NET       WAIVER/    NET ASSETS,
 DECEMBER  BEGINNING  INVESTMENT   INVESTMENT       VALUE,        TOTAL               INVESTMENT  REIMBURSE- END OF PERIOD
   31,     OF PERIOD    INCOME       INCOME      END OF PERIOD  RETURN (E)  EXPENSES    INCOME    MENT (G)   (000 OMITTED)
---------- ---------  ----------  -------------  -------------  ----------  --------  ----------  ---------  -------------
INVESTMENT SHARES
BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
1993(a)      $1.00       0.02         (0.02)         $1.00         2.41%      0.62%(f)    2.59%(f)   0.07%(f)   $  34,694
1994         $1.00       0.04         (0.04)         $1.00         3.61%      0.64%      3.65%         --      $ 142,109
1995         $1.00       0.05         (0.05)         $1.00         5.40%      0.63%      5.27%         --      $ 248,129
BAYFUNDS MONEY MARKET PORTFOLIO
1993(b)      $1.00       0.03         (0.03)         $1.00         2.58%      0.62%(f)    2.60%(f)   0.11%(f)   $  30,746
1994         $1.00       0.04         (0.04)         $1.00         3.60%      0.83%      3.46%      0.04%      $  57,348
1995         $1.00       0.05         (0.05)         $1.00         5.23%      0.87%      5.13%         --      $  53,581
INSTITUTIONAL SHARES
BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
1993(a)      $1.00       0.03         (0.03)         $1.00         2.62%      0.35%(f)    2.85%(f)   0.07%(f)   $ 502,724
1994         $1.00       0.04         (0.04)         $1.00         3.87%      0.39%      3.90%         --      $ 693,712
1995         $1.00       0.06         (0.06)         $1.00         5.66%      0.38%      5.51%         --      $ 815,449
TRUST SHARES
BAYFUNDS MONEY MARKET PORTFOLIO
1992(c)      $1.00       0.03         (0.03)         $1.00         3.55%      0.48%(f)    4.61%(f)   0.15%(f)   $ 280,931
1992(d)      $1.00       0.02         (0.02)         $1.00         2.13%      0.59%(f)    3.13%(f)   0.05%(f)   $ 242,935
1993         $1.00       0.03         (0.03)         $1.00         2.72%      0.59%      2.68%      0.11%      $ 168,909
1994         $1.00       0.04         (0.04)         $1.00         3.75%      0.65%      3.64%      0.04%      $ 136,923
1995         $1.00       0.05         (0.05)         $1.00         5.49%      0.62%      5.40%         --      $ 156,552


--------------------------------------------------------------------------------

(a) Reflects operations for the period from January 29, 1993 (date of initial public investment) to December 31, 1993.

(b) Reflects operations for the period from January 19, 1993 (date of initial public offering) to December 31, 1993.

(c) Reflects operations for the period from August 1, 1991 (date of initial public investment) to April 30, 1992. During the period from May 16, 1991 (start of business) to August 1, 1991, net investment income aggregating $0.01 per share ($1,101) was distributed to Federated Administrative Services.

(d) The Fund changed its fiscal year from April 30 to December 31. Reflects operations for the period from May 1, 1992 to December 31, 1992.

(e) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(f) Computed on an annualized basis.

(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


BAYFUNDS MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

BayFunds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five diversified portfolios. The following funds comprise the Trust:

                     FUND NAME                                    CLASSES OF SHARES
----------------------------------------------------        ------------------------------
BayFunds U.S. Treasury Money Market Portfolio               Investment and Institutional
BayFunds Money Market Portfolio                             Investment and Trust
BayFunds Bond Portfolio                                     Investment and Institutional
BayFunds Short Term Yield Portfolio                         Investment and Institutional
BayFunds Equity Portfolio                                   Investment and Institutional


The financial statements of the following funds (individually referred to as the "Fund," or collectively as the "Funds") are presented herein:

FUND NAME

BayFunds U.S. Treasury Money Market Portfolio ("U.S. Treasury Fund") BayFunds Money Market Portfolio ("Money Market Fund")

INVESTMENT OBJECTIVE

U.S. Treasury Fund and Money Market Fund both seek to provide current income consistent with stability of principal and liquidity.

The financial statements of the other funds are presented separately. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the


BAYFUNDS MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

     value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by each Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Funds with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Funds' commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues, reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At December 31, 1995, capital paid-in aggregated $1,063,577,990 for U.S. Treasury Fund and $210,132,943 for Money Market Fund. Transactions in Fund shares were as follows:


BAYFUNDS MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

                                             U.S. TREASURY
                                           MONEY MARKET FUND                  MONEY MARKET FUND
                                    --------------------------------     ----------------------------
                                                         YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------
                                         1995              1994              1995            1994
                                    --------------    --------------     ------------    ------------
INVESTMENT SHARES
---------------------------------
Shares sold                          1,887,034,426       282,383,296       62,861,138     106,751,503
---------------------------------
Shares issued to shareholders in
payment of distributions declared        3,079,197         3,330,375        2,655,504       1,741,887
---------------------------------
Shares redeemed                     (1,768,377,531)     (178,298,536)     (69,283,545)    (81,891,510)
---------------------------------   --------------    --------------     ------------    ------------
  Net change resulting from
  Investment share transactions        121,736,092       107,415,135       (3,766,903)     26,601,880
---------------------------------   --------------    --------------     ------------    ------------
INSTITUTIONAL AND TRUST SHARES
---------------------------------
Shares sold                            371,215,218     1,688,274,413      273,700,989     281,697,950
---------------------------------
Shares issued to shareholders in
payment of distributions declared       10,013,778         1,998,330          317,736          87,428
---------------------------------
Shares redeemed                       (275,208,404)   (1,499,284,093)    (254,389,634)   (313,771,676)
---------------------------------   --------------    --------------     ------------    ------------
  Net change resulting from
  Institutional and Trust share
  transactions                         106,020,592       190,988,650       19,629,091     (31,986,298)
---------------------------------   --------------    --------------     ------------    ------------
  Net change resulting from Fund
  share transactions                   227,756,684       298,403,785       15,862,188      (5,384,418)
---------------------------------   --------------    --------------     ------------    ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--BayBank, N.A. and BayBanks Investment Management, Inc., the investment advisers for U.S. Treasury Fund and Money Market Fund, respectively (the "Advisers"), receive for their services an annual investment advisory fee based on a percentage of each of the Funds' average daily net assets (see below). The Advisers may voluntarily choose to waive all or a portion of their fee. The Advisers can modify or terminate this voluntary waiver at any time at their sole discretion.

                                           ANNUAL
               FUND                         RATE
-----------------------------------        -------
U.S. Treasury Fund                          0.20%
Money Market Fund                           0.40%



BAYFUNDS MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Funds will pay BayBank Systems, Inc. up to 0.25 of 1% of average net assets of each Fund's Investment Shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the date the Funds became effective. For the period ended December 31, 1995, the Funds paid FAS as follows:

                                               INITIAL                   ORGANIZATIONAL
               FUND                    ORGANIZATIONAL EXPENSES         EXPENSES REIMBURSED
----------------------------------   ---------------------------   ---------------------------
U.S. Treasury Fund                             $48,056                       $21,143
Money Market Fund                              $60,969                       $10,873


GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

BAYFUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BayFunds U.S. Treasury Money Market Portfolio and BayFunds Money Market Portfolio (portfolios of BayFunds), as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BayFunds U.S. Treasury Money Market Portfolio and BayFunds Money Market Portfolio at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
February 9, 1996

TRUSTEES                                         OFFICERS
---------------------------------------------------------------------------------------------
Kenneth G. Condon                                Glen R. Johnson
Robert W. Eisenmenger                            President and Treasurer
Sara L. Johnson                                  C. Christine Thomson
Ernest R. May                                    Vice President and Assistant Treasurer
Alvin J. Silk                                    Victor R. Siclari
                                                 Secretary
                                                 C. Todd Gibson
                                                 Assistant Secretary


Mutual funds are not bank deposits or FDIC insured and are not obligations of, or guaranteed by, BayBank, nor are they federally insured or guaranteed. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Although money market funds seek to maintain a stable net asset value of $1.00 per share, their is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Portfolios' combined prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.


                                   BAYFUNDS
                                   APPENDIX


A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. BayFunds Bond Portfolio-Investment Shares are represented by a bold solid line. The Lehman Brothers Intermediate/Government Corporate Bond Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Investment Shares of BayFunds Bond Portfolio, and the Lehman Brothers Intermediate/Government Corporate Bond Index. The "x" axis reflects computation periods from January 29, 1993 (start of performance) to December 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Investment Shares of BayFunds Bond Portfolio as compared to the Lehman Brothers Intermediate/Government Corporate Bond Index. The ending values were $12,236 and $12,069, respectively.
B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. BayFunds Bond Portfolio-Institutional Shares are represented by a bold solid line. The Lehman Brothers Intermediate/Government Corporate Bond Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Institutional Shares of BayFunds Bond Portfolio, and the Lehman Brothers Intermediate/Government Corporate Bond Index. The "x" axis reflects computation periods from December 31, 1993 (start of performance) to December 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Institutional Shares of BayFunds Bond Portfolio as compared to the Lehman Brothers Intermediate/Government Corporate Bond Index. The ending values were $11,387 and $11,310, respectively.

C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. BayFunds Short Term Yield Portfolio-Investment Shares are represented by a bold solid line. The Merrill Lynch 1-3 Year Treasury Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in BayFunds Short Term Yield Portfolio-Investment Shares, and the Merrill Lynch 1-3 Year Treasury Index. The "x" axis reflects computation periods from January 29, 1993 (start of performance) to December 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the BayFunds Short Term Yield Portfolio-Investment Shares as compared to the Merrill Lynch 1-3 Year Treasury Index. The ending values were $10,779 and $11,646, respectively.

D. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. BayFunds Short Term Yield Portfolio-Institutional Shares are represented by a bold solid line. The Merrill Lynch 1-3 Year Treasury Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Institutional Shares of BayFunds Short Term Yield Portfolio, and the Merrill Lynch 1-3 Year Treasury Index. The "x" axis reflects computation periods from December 31, 1993 (start of performance) to December 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Institutional Shares of BayFunds Short Term Yield Portfolio as compared to the Merrill Lynch 1-3 Year Treasury Index. The ending values were $10,421 and $11,163, respectively.

E. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. BayFunds Equity Portfolio-Investment Shares are represented by a bold solid line. The Standard & Poor's 500 Stock Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in BayFunds Equity Portfolio-Investment Shares, and the Standard & Poor's 500 Stock Index. The "x" axis reflects computation periods from January 29, 1993 (start of performance) to December 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the BayFunds Equity Portfolio-Investment Shares as compared to the Standard & Poor's 500 Stock Index. The ending values were $14,241 and $15,197, respectively.

F. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. BayFunds Equity Portfolio-Institutional Shares are represented by a bold solid line. The Standard & Poor's 500 Stock Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Institutional Shares of BayFunds Equity Portfolio, and the Standard & Poor's 500 Stock Index. The "x" axis reflects computation periods from December 31, 1993 (start of performance) to December 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Institutional Shares of BayFunds Equity Portfolio as compared to the Standard & Poor's 500 Stock Index. The ending values were $12,864 and $13,940,